United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/24

Date of Reporting Period: Six months ended 9/30/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2023

Share Class | Ticker	A | FRSAX	A1 | FFRFX	Institutional | FFRSX
R6 | FFRLX

Federated Hermes Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2023 through September 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2023, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Floating Rate Loans	67.2%
Project and Trade Finance Core Fund	7.9%
Asset-Backed Securities	7.3%
Corporate Bonds	4.5%
Collateralized Mortgage Obligations	3.1%
Other Security Types[3]	1.1%
Adjustable Rate Mortgages[4]	0.0%
Cash Equivalents[5]	5.5%
Other Assets and Liabilities—Net[6]	3.4%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

3	Other Security Types consist of common stock and an exchange-traded fund.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2023 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— 4.3%
		Automotive— 1.5%
$ 398,771		BMW Vehicle Lease Trust 2023-1, Class A2, 5.270%, 2/25/2025	$ 398,194
1,072,783	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.563% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	1,073,178
900,000	[1]	Citizens Auto Receivables Trust 2023-1, Class A2B, 6.263% (30-DAY AVERAGE SOFR +0.950%), 7/15/2026	900,181
420,634		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	420,210
500,000		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	497,520
350,000		GECU Auto Receivables Trust 2023-1A, Class A2, 5.950%, 3/15/2027	350,064
400,000	[1]	GM Financial Automobile Leasing 2023-2, Class A2B, 6.134% (30-DAY AVERAGE SOFR +0.820%), 10/20/2025	400,647
324,109		Hyundai Auto Lease Securitization Trust 2023 - A, Class A2A, 5.200%, 4/15/2025	323,408
500,000	[1]	Hyundai Auto Lease Securitization Trust 2023 - B, Class A2B, 6.063% (30-DAY AVERAGE SOFR +0.750%), 9/15/2025	500,792
125,000	[1]	Hyundai Auto Receivables Trust 2023-A, Class A2B, 6.063% (30-DAY AVERAGE SOFR +0.750%), 12/15/2025	125,195
374,404		Nissan Auto Lease Trust 2023-A, Class A2A, 5.100%, 3/17/2025	373,429
500,000	[1]	Nissan Auto Lease Trust 2023-B, Class A2B, 5.933% (30-DAY AVERAGE SOFR +0.620%), 8/15/2025	500,319
155,478	[1]	Toyota Auto Receivables Owner 2022-D, Class A2B, 6.022% (CME Term SOFR 1 Month +0.690%), 1/15/2026	155,657
491,020		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	489,466
227,563		World Omni Auto Receivables Trust 2023-A, Class A2A, 5.180%, 7/15/2026	226,761
300,000	[1]	World Omni Auto Receivables Trust 2023-B, Class A2B, 6.023% (30-DAY AVERAGE SOFR +0.710%), 11/16/2026	300,191
395,471	[1]	World Omni Automobile Lease Securitization Trust 2023-A, Class A2B, 6.073% (30-DAY AVERAGE SOFR +0.760%), 11/17/2025	396,231
		TOTAL	7,431,443
		Construction Machinery— 0.2%
400,000		CNH Equipment Trust 2023-A, Class A2, 5.340%, 9/15/2026	398,358
500,000		John Deere Owner Trust 2023-A, Class A2, 5.280%, 3/16/2026	499,320
275,000		Kubota Credit Owner Trust 2023-1A, Class A2, 5.400%, 2/17/2026	274,141
		TOTAL	1,171,819
		Finance Companies— 2.5%
900,000		Dell Equipment Finance Trust 2023-1, Class A2, 5.650%, 9/22/2028	897,947
800,000		Dell Equipment Finance Trust 2023-2, Class A2, 5.840%, 1/22/2029	801,598
1,000,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	992,938
1,000,000	[1]	Elmwood CLO 23 Ltd. 2023-2A, Class A, 6.990% (CME Term SOFR 3 Month +1.800%), 4/16/2036	1,002,142
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Finance Companies— continued
$ 500,000	[1]	Elmwood CLO 23 Ltd. 2023-2A, Class B, 7.440% (CME Term SOFR 3 Month +2.250%), 4/16/2036	$ 495,204
300,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	293,848
800,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	788,049
1,300,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	1,305,388
750,000	[1]	GoldenTree Loan Management US 2020-7A, Class CR, 7.637% (CME Term SOFR 3 Month +2.311%), 4/20/2034	743,681
1,000,000	[1]	GoldenTree Loan Management US 2023-17A, Class A, 6.997% (CME Term SOFR 3 Month +1.750%), 7/20/2036	1,001,521
500,000	[1]	GoldenTree Loan Management US 2023-17A, Class B, 7.697% (CME Term SOFR 3 Month +2.450%), 7/20/2036	502,844
750,000		Master Credit Card Trust 2023-1A, Class A, 4.700%, 6/21/2027	732,314
480,545		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	478,800
550,000		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	550,260
900,000	[1]	PFS Financing Corp. 2023-D, Class A, 6.463% (30-DAY AVERAGE SOFR +1.150%), 8/16/2027	902,528
1,000,000	[1]	Rockland Park CLO Ltd. 2021-1A, Class C, 7.487% (CME Term SOFR 3 Month +2.161%), 4/20/2034	983,985
		TOTAL	12,473,047
		Financial Institutions— 0.1%
800,000		DLLMT LLC 2023-1A, Class A2, 5.780%, 11/20/2025	796,143
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $21,940,015)	21,872,452
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 3.1%
		Federal Home Loan Mortgage Corporation— 1.3%
48,946		FHLMC REMIC, Series 3122, Class FE, 5.727% (30-DAY AVERAGE SOFR +0.414%), 3/15/2036	48,177
244,499		FHLMC REMIC, Series 3241, Class FM, 5.807% (30-DAY AVERAGE SOFR +0.494%), 11/15/2036	237,891
1,961,637		FHLMC REMIC, Series 4281, Class LF, 5.927% (30-DAY AVERAGE SOFR +0.614%), 12/15/2043	1,906,863
558,308		FHLMC REMIC, Series 4867, Class FA, 5.827% (30-DAY AVERAGE SOFR +0.514%), 3/15/2049	546,350
1,593,233		FHLMC REMIC, Series 4903, Class NF, 5.829% (30-DAY AVERAGE SOFR +0.514%), 8/25/2049	1,542,088
2,155,836		FHLMC REMIC, Series 4911, Class FB, 5.879% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	2,074,032
		TOTAL	6,355,401
		Federal National Mortgage Association— 1.8%
288,573		FNMA REMIC, Series 2006-99, Class AF, 5.849% (30-DAY AVERAGE SOFR +0.534%), 10/25/2036	281,793
201,875		FNMA REMIC, Series 2006-111, Class FA, 5.809% (30-DAY AVERAGE SOFR +0.494%), 11/25/2036	196,928
43,377		FNMA REMIC, Series 2010-134, Class BF, 5.859% (30-DAY AVERAGE SOFR +0.544%), 10/25/2040	42,808
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 83,469		FNMA REMIC, Series 2010-135, Class FP, 5.829% (30-DAY AVERAGE SOFR +0.514%), 12/25/2040	$ 80,612
639,980		FNMA REMIC, Series 2010-141, Class FB, 5.899% (30-DAY AVERAGE SOFR +0.584%), 12/25/2040	621,831
154,684		FNMA REMIC, Series 2012-79, Class F, 5.879% (30-DAY AVERAGE SOFR +0.564%), 7/25/2042	149,961
3,209,034		FNMA REMIC, Series 2016-50, Class FM, 5.829% (30-DAY AVERAGE SOFR +0.514%), 8/25/2046	3,136,345
2,421,127		FNMA REMIC, Series 2018-35, Class FA, 5.729% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	2,269,994
2,470,063		FNMA REMIC, Series 2019-24, Class BF, 5.829% (30-DAY AVERAGE SOFR +0.514%), 5/25/2049	2,407,037
		TOTAL	9,187,309
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,078,651)	15,542,710
		CORPORATE BONDS— 0.8%
		Airlines— 0.0%
300,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	297,539
		Automotive— 0.3%
1,350,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.909% (SOFR +0.570%), 8/1/2025	1,350,354
	[1]	Finance Companies— 0.3%
1,000,000		American Express Co., Sr. Unsecd. Note, 6.101% (SOFR +0.760%), 2/13/2026	997,437
400,000		American Express Co., Sr. Unsecd. Note, 6.273% (SOFR +0.930%), 3/4/2025	401,709
		TOTAL	1,399,146
		Financial Institutions— 0.1%
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	476,705
		Wireless Communications— 0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	297,651
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,847,416)	3,821,395
	[1]	FLOATING RATE LOANS— 0.7%
		Cable Satellite— 0.3%
1,625,995		DirecTV Financing, LLC, Term Loan–1st Lien, 10.431% (SOFR CME +5.000%), 8/2/2027	1,592,800
		Industrial - Other— 0.1%
371,988		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 7.693%–7.698% (SOFR CME +2.250%), 2/11/2028	373,498
		Lodging— 0.2%
997,500		Wyndham Hotels & Resorts, Inc., 2023 Term Loan B–1st Lien, 7.666% (SOFR CME +2.250%), 5/24/2030	999,460
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— 0.1%
$ 639,873		Trans Union, LLC, 2021 Term Loan B6–1st Lien, 7.681% (SOFR CME +2.250%), 12/1/2028	$ 640,357
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $3,632,024)	3,606,115
	[1]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal Home Loan Mortgage Corporation ARM— 0.0%
43,690		FHLMC ARM, 4.443%, 8/1/2035	44,124
25,811		FHLMC ARM, 4.625%, 5/1/2036	26,334
21,462		FHLMC ARM, 5.198%, 7/1/2034	21,565
19,442		FHLMC ARM, 5.241%, 5/1/2034	19,574
		TOTAL	111,597
		Federal National Mortgage Association ARM— 0.0%
46,418		FNMA ARM, 3.960%, 2/1/2036	46,710
12,510		FNMA ARM, 5.060%, 4/1/2034	12,687
13,670		FNMA ARM, 5.278%, 9/1/2035	13,739
		TOTAL	73,136
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $187,655)	184,733
		INVESTMENT COMPANIES— 90.6%
46,528,812		Bank Loan Core Fund	406,661,818
12,615,910		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[2]	12,615,910
4,543,145		Project and Trade Finance Core Fund	39,797,951
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $498,374,034)	459,075,679
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $544,059,795)[3]	504,103,084
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	2,410,910
		TOTAL NET ASSETS—100%	$506,513,994
Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended September 30, 2023, were as follows:
Affiliated	Value as of 3/31/2023	Purchases at Cost	Proceeds from Sales
Affiliated issuers no longer in the portfolio at period end	$381,454	$—	$(70,623)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$381,454	$—	$(70,623)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 9/30/2023	Shares Held as of 9/30/2023	Dividend Income
$2,285,716	$(2,596,547)	$—	—	$—
$2,285,716	$(2,596,547)	$—	—	$—
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2023, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Total of Affiliated Transactions
Value as of 3/31/2023	$494,921,426	$—	$53,227,754	$548,149,180
Purchases at Cost	$—	$69,813,220	$—	$69,813,220
Proceeds from Sales	$(88,750,000)	$(57,198,967)	$(13,500,000)	$(159,448,967)
Change in Unrealized Appreciation/ Depreciation	$11,709,313	$1,257	$541,250	$12,251,820
Net Realized Gain/(Loss)	$(11,218,921)	$400	$(471,053)	$(11,689,574)
Value as of 9/30/2023	$406,661,818	$12,615,910	$39,797,951	$459,075,679
Shares Held as of 9/30/2023	46,528,812	12,615,910	4,543,145	63,687,867
Dividend Income	$20,888,211	$102,971	$1,822,650	$22,813,832

*	At September 30, 2023, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).
The Fund invests in BLCORE, a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE. The financial statements of BLCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of BLCORE in which the Fund invested 80.3% of its net assets at September 30, 2023. The financial statements of BLCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by BLCORE is discussed in the notes to its financial statements.
1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $544,065,041.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$21,872,452	$—	$21,872,452
Collateralized Mortgage Obligations	—	15,542,710	—	15,542,710
Corporate Bonds	—	3,821,395	—	3,821,395
Floating Rate Loans	—	3,606,115	—	3,606,115
Adjustable Rate Mortgages	—	184,733	—	184,733
Investment Companies[1]	419,277,728	—	—	459,075,679
TOTAL SECURITIES	$419,277,728	$45,027,405	$—	$504,103,084

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $39,797,951 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing
NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2023	Year Ended March 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.68	$9.35	$9.53	$8.60	$9.78	$9.94
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.51	0.33	0.26	0.40	0.42
Net realized and unrealized gain (loss)	(0.00)[2]	(0.66)	(0.19)	0.93	(1.18)	(0.17)
Total From Investment Operations	0.35	(0.15)	0.14	1.19	(0.78)	0.25
Less Distributions:
Distributions from net investment income	(0.36)	(0.52)	(0.32)	(0.26)	(0.40)	(0.41)
Net Asset Value, End of Period	$8.67	$8.68	$9.35	$9.53	$8.60	$9.78
Total Return[3]	4.10%	(1.49)%	1.52%	14.01%	(8.34)%	2.58%
Ratios to Average Net Assets:
Net expenses[4]	0.93%[5]	0.93%	0.93%	0.94%	1.01%	1.04%
Net investment income	8.19%[5]	5.72%	3.48%	2.83%	4.14%	4.20%
Expense waiver/reimbursement[6]	0.14%[5]	0.11%	0.10%	0.12%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$182,891	$202,984	$347,287	$203,338	$275,265	$376,745
Portfolio turnover[7]	3%	10%	4%	26%	21%	39%

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A1 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2023	Year Ended March 31,		Period Ended 3/31/2021[1]
		2023	2022
Net Asset Value, Beginning of Period	$8.68	$9.36	$9.53	$9.30
Income From Investment Operations:
Net investment income (loss)[2]	0.35	0.49	0.32	0.12
Net realized and unrealized gain (loss)	(0.00)[3]	(0.65)	(0.16)	0.23
Total From Investment Operations	0.35	(0.16)	0.16	0.35
Less Distributions:
Distributions from net investment income	(0.36)	(0.52)	(0.33)	(0.12)
Net Asset Value, End of Period	$8.67	$8.68	$9.36	$9.53
Total Return[4]	4.10%	(1.56)%	1.63%	3.78%
Ratios to Average Net Assets:
Net expenses[5]	0.92%[6]	0.93%	0.93%	0.93%[6]
Net investment income	8.18%[6]	5.55%	3.40%	3.04%[6]
Expense waiver/reimbursement[7]	0.14%[6]	0.08%	0.13%	0.18%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,107	$16,095	$47,432	$44,778
Portfolio turnover[8]	3%	10%	4%	26%[9]

1	Reflects operations for the period from October 23, 2020 (commencement of operations) to March 31, 2021.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2023	Year Ended March 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.67	$9.35	$9.53	$8.60	$9.78	$9.94
Income From Investment Operations:
Net investment income (loss)[1]	0.37	0.52	0.35	0.29	0.43	0.45
Net realized and unrealized gain (loss)	0.00[2]	(0.66)	(0.18)	0.93	(1.18)	(0.16)
Total From Investment Operations	0.37	(0.14)	0.17	1.22	(0.75)	0.29
Less Distributions:
Distributions from net investment income	(0.37)	(0.54)	(0.35)	(0.29)	(0.43)	(0.45)
Net Asset Value, End of Period	$8.67	$8.67	$9.35	$9.53	$8.60	$9.78
Total Return[3]	4.34%	(1.36)%	1.77%	14.29%	(8.05)%	2.94%
Ratios to Average Net Assets:
Net expenses[4]	0.68%[5]	0.68%	0.68%	0.69%	0.69%	0.69%
Net investment income	8.43%[5]	5.92%	3.73%	3.10%	4.46%	4.55%
Expense waiver/reimbursement[6]	0.17%[5]	0.14%	0.12%	0.14%	0.12%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$298,717	$368,198	$667,492	$361,783	$336,021	$605,393
Portfolio turnover[7]	3%	10%	4%	26%	21%	39%

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2023	Year Ended March 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.67	$9.35	$9.52	$8.59	$9.77	$9.94
Income From Investment Operations:
Net investment income (loss)[1]	0.37	0.52	0.37	0.29	0.43	0.45
Net realized and unrealized gain (loss)	(0.01)	(0.66)	(0.19)	0.93	(1.18)	(0.17)
Total From Investment Operations	0.36	(0.14)	0.18	1.22	(0.75)	0.28
Less Distributions:
Distributions from net investment income	(0.37)	(0.54)	(0.35)	(0.29)	(0.43)	(0.45)
Net Asset Value, End of Period	$8.66	$8.67	$9.35	$9.52	$8.59	$9.77
Total Return[2]	4.23%	(1.35)%	1.89%	14.31%	(8.06)%	2.85%
Ratios to Average Net Assets:
Net expenses[3]	0.67%[4]	0.67%	0.67%	0.68%	0.68%	0.68%
Net investment income	8.44%[4]	5.81%	3.85%	3.11%	4.44%	4.74%
Expense waiver/reimbursement[5]	0.09%[4]	0.07%	0.07%	0.08%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,799	$17,265	$46,075	$9,724	$9,880	$10,941
Portfolio turnover[6]	3%	10%	4%	26%	21%	39%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $459,075,679 of investments in affiliated holdings* (identified cost $544,059,795, including $498,374,034 of identified cost in affiliated holdings)	$504,103,084
Income receivable	221,138
Income receivable from affiliated holdings	3,601,923
Receivable for investments sold	55,795
Receivable for shares sold	359,748
Total Assets	508,341,688
Liabilities:
Payable for shares redeemed	1,408,498
Payable to bank	2,779
Income distribution payable	175,553
Payable for investment adviser fee (Note 5)	13,877
Payable for administrative fee (Note 5)	2,144
Payable for auditing fees	15,602
Payable for transfer agent fees (Note 2)	91,168
Payable for other service fees (Notes 2 and 5)	41,226
Accrued expenses (Note 5)	76,847
Total Liabilities	1,827,694
Net assets for 58,418,829 shares outstanding	$506,513,994
Net Assets Consist of:
Paid-in capital	$678,881,528
Total distributable earnings (loss)	(172,367,534)
Total Net Assets	$506,513,994
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($182,891,347 ÷ 21,091,125 shares outstanding), no par value, unlimited shares authorized	$8.67
Offering price per share (100/99.00 of $8.67)	$8.76
Redemption proceeds per share	$8.67
Class A1 Shares:
Net asset value per share ($13,106,932 ÷ 1,511,254 shares outstanding), no par value, unlimited shares authorized	$8.67
Offering price per share (100/98.00 of $8.67)	$8.85
Redemption proceeds per share	$8.67
Institutional Shares:
Net asset value per share ($298,717,275 ÷ 34,454,253 shares outstanding), no par value, unlimited shares authorized	$8.67
Offering price per share	$8.67
Redemption proceeds per share	$8.67
Class R6 Shares:
Net asset value per share ($11,798,440 ÷ 1,362,197 shares outstanding), no par value, unlimited shares authorized	$8.66
Offering price per share	$8.66
Redemption proceeds per share	$8.66

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2023 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$22,813,832
Interest	1,644,030
TOTAL INCOME	24,457,862
Expenses:
Investment adviser fee (Note 5)	1,615,525
Administrative fee (Note 5)	210,061
Custodian fees	17,174
Transfer agent fees (Note 2)	220,825
Directors’/Trustees’ fees (Note 5)	2,115
Auditing fees	15,603
Legal fees	5,685
Portfolio accounting fees	77,355
Other service fees (Notes 2 and 5)	253,110
Share registration costs	35,676
Printing and postage	27,033
Miscellaneous (Note 5)	13,249
TOTAL EXPENSES	2,493,411
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(250,221)
Reimbursement of other operating expenses (Notes 2 and 5)	(163,791)
TOTAL WAIVER AND REIMBURSEMENTS	(414,012)
Net expenses	2,079,399
Net investment income	22,378,463
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(14,286,121) on sales of investments in affiliated holdings*)	(16,529,156)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $14,537,536 of investments in affiliated holdings*)	16,073,658
Net realized and unrealized gain (loss) on investments	(455,498)
Change in net assets resulting from operations	$21,922,965

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2023	Year Ended 3/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,378,463	$48,171,537
Net realized gain (loss)	(16,529,156)	(56,243,871)
Net change in unrealized appreciation/depreciation	16,073,658	(19,280,187)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,922,965	(27,352,521)
Distributions to Shareholders:
Class A Shares	(7,817,900)	(14,927,037)
Class A1 Shares	(587,574)	(1,841,115)
Institutional Shares	(13,734,552)	(29,742,380)
Class R6 Shares	(580,609)	(1,552,947)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,720,635)	(48,063,479)
Share Transactions:
Proceeds from sale of shares	28,175,691	234,629,716
Net asset value of shares issued to shareholders in payment of distributions declared	21,605,599	45,759,756
Cost of shares redeemed	(147,011,622)	(708,717,279)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(97,230,332)	(428,327,807)
Change in net assets	(98,028,002)	(503,743,807)
Net Assets:
Beginning of period	604,541,996	1,108,285,803
End of period	$506,513,994	$604,541,996
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class A1 Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
Semi-Annual Shareholder Report

committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the
Semi-Annual Shareholder Report

NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $414,012 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended September 30, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$62,747	$(42,205)
Class A1 Shares	4,776	(3,606)
Institutional Shares	152,529	(117,980)
Class R6 Shares	773	—
TOTAL	$220,825	$(163,791)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class A1 Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended September 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$235,386
Class A1 Shares	17,724
TOTAL	$253,110
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2023		Year Ended 3/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	695,407	$6,011,894	3,704,241	$33,274,690
Shares issued to shareholders in payment of distributions declared	894,120	7,717,618	1,682,656	14,758,726
Shares redeemed	(3,892,973)	(33,615,135)	(19,119,497)	(169,416,634)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,303,446)	$(19,885,623)	(13,732,600)	$(121,383,218)
	Six Months Ended 9/30/2023		Year Ended 3/31/2023
Class A1 Shares:	Shares	Amount	Shares	Amount
Shares sold	19,997	$173,111	59,836	$532,852
Shares issued to shareholders in payment of distributions declared	68,061	587,570	209,746	1,841,110
Shares redeemed	(431,519)	(3,724,720)	(3,483,989)	(30,426,132)
NET CHANGE RESULTING FROM CLASS A1 SHARE TRANSACTIONS	(343,461)	$(2,964,039)	(3,214,407)	$(28,052,170)
	Six Months Ended 9/30/2023		Year Ended 3/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,466,294	$21,322,576	21,379,464	$191,719,424
Shares issued to shareholders in payment of distributions declared	1,474,366	12,724,936	3,155,626	27,688,392
Shares redeemed	(11,930,621)	(102,990,266)	(53,459,530)	(472,205,608)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,989,961)	$(68,942,754)	(28,924,440)	$(252,797,792)
	Six Months Ended 9/30/2023		Year Ended 3/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	77,323	$668,110	1,004,324	$9,102,750
Shares issued to shareholders in payment of distributions declared	66,760	575,475	167,941	1,471,528
Shares redeemed	(774,060)	(6,681,501)	(4,110,068)	(36,668,905)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(629,977)	$(5,437,916)	(2,937,803)	$(26,094,627)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(11,266,845)	$(97,230,332)	(48,809,250)	$(428,327,807)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At September 30, 2023, the cost of investments for federal tax purposes was $544,065,041. The net unrealized depreciation of investments for federal tax purposes was $39,961,957. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $38,938 and unrealized depreciation from investments for those securities having an excess of cost over value of $40,000,895.
As of March 31, 2023, the Fund had a capital loss carryforward of $108,796,437 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,944,787	$101,851,650	$108,796,437
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended September 30, 2023, the Adviser voluntarily waived $248,260 of its fee and voluntarily reimbursed $163,791 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2023, the Adviser reimbursed $1,961.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class A1 Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class A1 Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2023, the Fund’s Class A Shares and Class A1 Shares did not incur a distribution services fee; however, they may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2023, FSC retained $120 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended September 30, 2023, FSSC received $621 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class A1 Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 0.92%, 0.67%, and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2024; or (b) the date of the Fund’s next effective Prospectus. Prior to June 1, 2023, the Fee Limit for the Fund’s Class A Shares, Class A1 Shares, Institutional Shares and Class R6 Shares was 0.93%, 0.93%, 0.68% and 0.67%, respectively. While the
Semi-Annual Shareholder Report

Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2023, were as follows:
Purchases	$16,676,874
Sales	$117,881,075
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2023, the Fund had no outstanding loans. During the six months ended September 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2023, there were no outstanding loans. During the six months ended September 30, 2023, the program was not utilized.
Semi-Annual Shareholder Report

9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,041.00	$4.75
Class A1 Shares	$1,000	$1,041.00	$4.69
Institutional Shares	$1,000	$1,043.40	$3.47
Class R6 Shares	$1,000	$1,042.30	$3.42
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.35	$4.70
Class A1 Shares	$1,000	$1,020.40	$4.65
Institutional Shares	$1,000	$1,021.60	$3.44
Class R6 Shares	$1,000	$1,021.65	$3.39

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.93%
Class A1 Shares	0.92%
Institutional Shares	0.68%
Class R6 Shares	0.67%
Semi-Annual Shareholder Report

Bank Loan Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Floating Rate Strategic Income Fund invests primarily in Bank Loan Core Fund. Therefore the Bank Loan Core Fund June 30, 2023 fiscal year-end financial statements and notes to financial statements are included on pages 31 through 69.
Bank Loan Core Fund
Semi-Annual Shareholder Report

Management’s Discussion of Fund Performance (unaudited)
The total return of Bank Loan Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended June 30, 2023, was 6.68%. The total return for the Credit Suisse Leveraged Loan Index (CSLLI),1 the Fund’s broad-based securities market index, was 10.10% during the same period. The 6.68% total return for the reporting period consisted of 8.38% of taxable dividends and reinvestments and -1.70% decrease in the net asset value of the shares. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of CSLLI.
MARKET OVERVIEW
During the reporting period, the broadly syndicated U.S. leveraged loan market generated an attractive positive return despite the swirling backdrop of macroeconomic uncertainty. For example, the total return on the CSLLI was 10.10% for the reporting period. Loan risk spreads, as measured by the discount margin (3-year), moved tighter finishing the period at 5.81% compared to 6.58% at the beginning.
The economy continued to be resilient throughout the reporting period despite weaker signals emanating from various metrics including an inverted yield curve, mixed corporate earnings and leading indicators. The Federal Reserve Bank (the “Fed”) implemented aggressive monetary tightening measures with the goal of curtailing stubbornly high inflation. Despite these actions, employment data remained surprisingly robust providing ongoing support to economic activity and growing optimism that labor markets could withstand the Fed’s activities. While U.S. bank failures and the forced merger of Credit Suisse caused turmoil and concerns about systemic risk, risk markets gathered again on more stable footing by the end of March and finished on a strong note in the final quarter of the fiscal year.
Despite darkening recessionary clouds on the horizon, fundamental credit factors in the leveraged finance space remained relatively healthy during the reporting period. As broadly expected, leveraged finance default rates ticked higher but continued to run well below historical averages. While more signs of credit stress appeared due to choppy earnings and narrowing cash flow coverage metrics, many leveraged borrowers entered the stretch of volatility and uncertainty with strong balance sheets and liquidity.
With inflation running much higher and a hawkish Fed on the move, short-term rates shifted materially higher. The CME 3-Month Term Secured Overnight Financing Rate (SOFR), a forward-looking measurement of SOFR rates moved higher to 5.27%, up 3.15 percentage points from the beginning of the fiscal year. With the upward movement in short-term rates, floating-rate
Bank Loan Core Fund
Semi-Annual Shareholder Report

loan coupons increased further. Given the ongoing transition away from the London Interbank Offered Rate (LIBOR),2 an increasing percentage of the loan market was comprised of borrowers that utilize Term SOFR as the standard benchmark rate index for coupon calculations.
Fund Performance
During the reporting period, the Fund invested in a portfolio that was widely diversified over industry sectors and issuers and was comprised of floating-rate bank loans, corporate bonds, bank loan exchange-traded funds (ETFs), collateralized loan obligations, other asset-backed securities and cash. The Fund generated a positive return but underperformed relative to the CSLLI. Relative performance versus the CSLLI was negatively impacted by falling prices of certain distressed bonds and less liquid term loans as well as the negative duration impact from holdings in corporate bonds. Several of the more significant underperforming holdings included: Exactech (Osteon Merger Sub), a medical implant firm; Mitel (MLN US Holdco LLC), a communications firm; and Global Medical Transport, an air and ground transport firm. Certain positive contributors included Clarion Events, a provider of event management and marketing services, PSAV (AVSC Holding Corp), a provider of audiovisual and event technology support services and Ardent Health, a healthcare services provider.
1
Please see the footnotes to the line graph below for definitions of, and further information about, the CSLLI.
2
LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
Bank Loan Core Fund
Semi-Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Bank Loan Core Fund (the “Fund”) from June 30, 2013 to June 30, 2023, compared to the Credit Suisse Leveraged Loan Index (CSLLI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of June 30, 2023

Average Annual Total Returns for the Period Ended 6/30/2023
	1 Year	5 Years	10 Years
Fund	6.68%	2.77%	3.68%
CSLLI	10.10%	4.02%	4.13%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The CSLLI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Bank Loan Core Fund
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At June 30, 2023, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	20.4%
Health Care	11.0%
Media Entertainment	7.4%
Insurance - P&C	6.2%
Finance Companies	4.6%
Gaming	4.4%
Chemicals	4.2%
Other[2]	36.3%
Other Security Types[3]	1.1%
Cash Equivalents[4]	1.4%
Other Assets and Liabilities - Net[5]	3.0%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Credit Suisse Leveraged Loan Index (CSLLI).
Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Other Security Types represent Exchange-Traded Funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Bank Loan Core Fund
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2023
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— 84.1%
		Aerospace/Defense— 1.5%
$ 634,003		New Constellis Borrower, LLC, 2020 PIK Term Loan–2nd Lien, 16.462% (16.462% Cash SOFR CME+ 11.250%, 0.000% PIK), 3/27/2025	$ 324,400
2,991,842		Peraton Corp., Term Loan B–1st Lien, 8.952% (SOFR CME +3.750%), 2/1/2028	2,945,363
1,684,784		TransDigm, Inc., 2023 Term Loan I–1st Lien, 8.492% (SOFR CME +3.250%), 8/24/2028	1,685,761
2,884,375		Vectra Co., Term Loan–1st Lien, 8.467% (SOFR CME +3.250%), 3/8/2025	2,389,085
1,561,650		Vectra Co., Term Loan–2nd Lien, 12.467% (SOFR CME +7.250%), 3/8/2026	962,367
		TOTAL	8,306,976
		Airlines— 1.1%
3,000,000		American Airlines, Inc., 2021 Term Loan– 1st Lien, 10.000% (3-month USLIBOR +4.750%), 4/20/2028	3,068,040
1,575,000		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 8.798% (SOFR CME +3.750%), 10/20/2027	1,638,000
1,494,751		United Airlines, Inc., 2021 Term Loan B– 1st Lien, 9.292% (3-month USLIBOR +3.750%), 4/21/2028	1,496,418
		TOTAL	6,202,458
		Automotive— 2.1%
1,379,000		American Axle and Manufacturing, Inc., 2022 Term Loan B–1st Lien, 8.436%–8.746% (SOFR CME +3.500%), 12/13/2029	1,377,276
3,250,000		Clarios Global, LP, 2023 Incremental Term Loan–1st Lien, 8.852% (SOFR CME +3.750%), 5/6/2030	3,246,441
2,206,341		DexKo Global, Inc., 2021 USD Term Loan B–1st Lien, 9.253% (SOFR CME +3.750%), 10/4/2028	2,112,572
897,750		DexKo Global, Inc., 2022 USD Term Loan–1st Lien, 11.742% (SOFR CME +6.500%), 10/4/2028	882,605
2,094,236		TI Group Automotive Systems, LLC, 2021 USD Term Loan–1st Lien, 8.467% (3-month USLIBOR +3.250%), 12/16/2026	2,094,236
1,955,000		Truck Hero, Inc., 2021 Term Loan B–1st Lien, 8.967% (SOFR CME +3.750%), 1/31/2028	1,847,143
		TOTAL	11,560,273
		Building Materials— 3.2%
1,443,750		American Builders & Contractors Supply Co., Inc., 2019 Term Loan–1st Lien, 7.202% (SOFR CME +2.000%), 1/15/2027	1,441,159
1,707,267		Cornerstone Building Brands, Inc., 2021 Term Loan B–1st Lien, 8.497% (SOFR CME +3.250%), 4/12/2028	1,641,119
1,343,250		Cornerstone Building Brands, Inc., 2022 Term Loan–1st Lien, 10.772% (SOFR CME +5.625%), 8/1/2028	1,292,878
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Building Materials— continued
$ 1,893,764		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 8.952% (SOFR CME +3.750%), 11/23/2027	$ 1,787,713
2,407,935		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 8.523% (3-month USLIBOR +3.250%), 1/31/2028	2,345,413
2,703,111		Icebox Holdco III, Inc., 2021 Term Loan–1st Lien, 9.092% (SOFR CME +3.750%), 12/22/2028	2,626,856
1,160,000		Icebox Holdco III, Inc., 2021 Term Loan–2nd Lien, 12.253% (SOFR CME +6.750%), 12/21/2029	1,020,800
144,793	[2]	IPS Corp., 2021 Delayed Draw Term Loan–1st Lien, TBD, 10/2/2028	134,911
836,264		IPS Corp., 2021 Term Loan–1st Lien, 8.952% (SOFR CME +3.750%), 10/2/2028	779,189
1,458,788		SRS Distribution, Inc., 2021 Term Loan B– 1st Lien, 8.693% (1-month USLIBOR +3.500%), 6/2/2028	1,420,604
987,500		SRS Distribution, Inc., 2022 Incremental Term Loan–1st Lien, 8.702% (SOFR CME +3.500%), 6/2/2028	965,903
2,409,425		White Cap Buyer, LLC, Term Loan B–1st Lien, 8.852% (SOFR CME +3.750%), 10/19/2027	2,393,198
		TOTAL	17,849,743
		Cable Satellite— 1.8%
1,821,574		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 6.795%–6.834% (SOFR CME +1.750%), 2/1/2027	1,812,840
2,833,429		DirecTV Financing, LLC, Term Loan–1st Lien, 10.217% (SOFR CME +5.000%), 8/2/2027	2,776,364
2,000,000		UPC Financing Partnership, 2021 USD Term Loan AX–1st Lien, 8.118% (1-month USLIBOR +2.925%), 1/31/2029	1,963,960
2,000,000		Virgin Media Bristol, LLC, 2023 USD Term Loan Y–1st Lien, 8.311% (SOFR CME +3.250%), 3/31/2031	1,985,710
1,500,000		Ziggo Financing Partnership, USD Term Loan I– 1st Lien, 7.693% (1-month USLIBOR +2.500%), 4/30/2028	1,479,645
		TOTAL	10,018,519
		Chemicals— 4.2%
1,291,500		Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4–1st Lien, 8.242% (SOFR CME +3.000%), 12/20/2029	1,295,839
3,431,416		Diamond (BC) B.V., 2021 Term Loan B–1st Lien, 7.834%–8.057% (SOFR CME +2.750%), 9/29/2028	3,431,879
2,414,985		Element Solutions, Inc., 2019 Term Loan B1–1st Lien, 7.084%–7.102% (SOFR CME +2.000%), 1/31/2026	2,417,243
997,500		H.B. Fuller Co., 2023 Term Loan B–1st Lien, 7.602% (SOFR CME +2.500%), 2/15/2030	1,002,847
2,220,426		Illuminate Buyer, LLC, 2021 Term Loan–1st Lien, 8.717% (SOFR CME +3.500%), 6/30/2027	2,204,572
2,152,312		Lonza Group AG, USD Term Loan B–1st Lien, 9.267% (SOFR CME +3.925%), 7/3/2028	1,831,854
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Chemicals— continued
$ 2,037,126		Messer Industries GmbH, 2018 USD Term Loan–1st Lien, 8.003% (SOFR CME +2.500%), 3/2/2026	$ 2,038,460
1,702,635		Olympus Water US Holding Corp., 2021 USD Term Loan B–1st Lien, 9.253% (SOFR CME +3.750%), 11/9/2028	1,639,851
500,000	[2]	Olympus Water US Holding Corp., 2023 Incremental Term Loan–1st Lien, TBD, 11/9/2028	484,687
2,160,289		Polar US Borrower, LLC, 2018 Term Loan–1st Lien, 9.721%–9.827% (SOFR CME +4.750%), 10/15/2025	1,713,822
1,886,801		Potters Industries, LLC, Term Loan B–1st Lien, 9.342% (SOFR CME +4.000%), 12/14/2027	1,890,933
980,000		PQ Corp., 2021 Term Loan B–1st Lien, 7.645% (SOFR CME +2.500%), 6/9/2028	977,168
2,202,525		Sparta U.S. HoldCo., LLC, 2021 Term Loan–1st Lien, 8.537% (SOFR CME +3.250%), 8/2/2028	2,190,136
		TOTAL	23,119,291
		Consumer Cyclical Services— 2.5%
1,523,205		Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B–1st Lien, 8.952% (SOFR CME +3.750%), 5/12/2028	1,483,434
1,900,000		Allied Universal Holdco, LLC, 2023 Term Loan B–1st Lien, 9.881% (SOFR CME +4.750%), 5/12/2028	1,860,423
2,119,252		AP Core Holdings II, LLC, Amortization Term Loan B1–1st Lien, 10.717% (SOFR CME +5.500%), 9/1/2027	2,046,414
1,000,000		AP Core Holdings II, LLC, High-Yield Term Loan B2–1st Lien, 10.717% (SOFR CME +5.500%), 9/1/2027	970,000
1,900,000		Belron Finance US, LLC, 2023 Term Loan–1st Lien, 7.832% (SOFR CME +2.750%), 4/18/2029	1,903,572
1,981,107		Core & Main, LP, 2021 Term Loan B–1st Lien, 7.577%– 7.690% (3-month USLIBOR +2.500%, SOFR CME +2.500%), 7/27/2028	1,975,540
1,496,523		Garda World Security Corp., 2021 Term Loan B–1st Lien, 9.427% (SOFR CME +4.250%), 10/30/2026	1,490,911
1,995,000		Topgolf Callaway Brands Corp., Term Loan B–1st Lien, 8.702% (SOFR CME +3.500%), 3/15/2030	1,995,409
		TOTAL	13,725,703
		Consumer Products— 2.9%
2,429,858		BCPE Empire Holdings, Inc., 2023 Extended Term Loan–1st Lien, 9.832% (SOFR CME +4.750%), 12/11/2028	2,427,209
2,422,671		CNT Holdings I Corp., 2020 Term Loan–1st Lien, 8.459% (SOFR CME +3.500%), 11/8/2027	2,416,311
1,500,000		CNT Holdings I Corp., 2020 Term Loan–2nd Lien, 11.709% (SOFR CME +6.750%), 11/6/2028	1,444,995
2,442,044		Energizer Holdings, Inc., 2020 Term Loan–1st Lien, 7.442% (SOFR CME +2.250%), 12/22/2027	2,432,898
2,431,379		Illuminate Merger Sub Corp., Term Loan– 1st Lien, 8.476% (3-month USLIBOR +3.000%), 7/21/2028	2,368,565
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Consumer Products— continued
$ 1,000,000		Illuminate Merger Sub Corp., Term Loan– 2nd Lien, 12.226% (3-month USLIBOR +6.750%), 7/23/2029	$ 874,375
4,004,883		Sunshine Luxembourg VII S.a.r.l., 2021 Term Loan B3–1st Lien, 9.092% (SOFR CME +3.750%), 10/1/2026	3,989,885
		TOTAL	15,954,238
		Diversified— 0.3%
987,500		Pre-Paid Legal Services, Inc., 2021 Term Loan– 1st Lien, 8.943% (1-month USLIBOR +3.750%), 12/15/2028	975,467
1,000,000		Pre-Paid Legal Services, Inc., 2021 Term Loan–2nd Lien, 12.193% (1-month USLIBOR +7.000%), 12/14/2029	910,000
		TOTAL	1,885,467
		Diversified Manufacturing— 2.2%
1,451,561		Gardner Denver, Inc., 2020 USD Term Loan B2–1st Lien, 6.952% (SOFR CME +1.750%), 3/1/2027	1,451,677
1,322,562		Gates Global, LLC, 2021 Term Loan B3–1st Lien, 7.702% (SOFR CME +2.500%), 3/31/2027	1,317,602
1,784,013		Gates Global, LLC, 2022 Term Loan B4–1st Lien, 8.602% (SOFR CME +3.500%), 11/16/2029	1,786,055
967,500		Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan–1st Lien, 6.952% (SOFR CME +1.750%), 3/1/2027	967,577
3,341,625		Koppers, Inc., 2023 Term Loan B–1st Lien, 9.250% (SOFR CME +4.000%), 4/10/2030	3,349,979
1,393,000		Watlow Electric Manufacturing Co., 2022 Incremental Term Loan B–1st Lien, 10.307% (SOFR CME +5.000%), 3/2/2028	1,393,578
1,909,054		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 9.057% (SOFR CME +3.750%), 3/2/2028	1,892,828
		TOTAL	12,159,296
		Food & Beverage— 0.7%
1,865,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 6.967% (SOFR CME +1.750%), 1/15/2027	1,850,434
937,727		City Brewing Co., LLC, Closing Date Term Loan–1st Lien, 8.760% (3-month USLIBOR +3.500%), 4/5/2028	618,900
1,492,864		US Foods, Inc., 2021 Term Loan B–1st Lien, 7.967% (SOFR CME +2.750%), 11/22/2028	1,493,976
		TOTAL	3,963,310
		Gaming— 3.8%
1,945,125		Caesars Entertainment Corp., Term Loan B–1st Lien, 8.452% (SOFR CME +3.250%), 2/6/2030	1,947,663
2,397,927		Century Casinos, Inc., 2022 Term Loan–1st Lien, 11.260% (SOFR CME +6.000%), 4/2/2029	2,314,000
908,147		Golden Entertainment, Inc., 2017 Term Loan– 1st Lien, 8.180% (1-month USLIBOR +3.000%), 10/21/2024	909,001
2,000,000		Golden Entertainment, Inc., 2023 Term Loan B–1st Lien, 7.939% (SOFR CME +2.750%), 5/28/2030	2,000,000
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Gaming— continued
$ 3,712,500		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 9.520% (3-month USLIBOR +4.000%), 11/1/2026	$ 3,704,759
2,541,237		J&J Ventures Gaming, LLC, Term Loan– 1st Lien, 9.538% (3-month USLIBOR +4.000%), 4/26/2028	2,524,554
1,943,022		Jack Ohio Finance, LLC, Term Loan–1st Lien, 9.967% (1-month USLIBOR +4.750%), 10/4/2028	1,878,058
2,478,763		Scientific Games Holdings, LP, 2022 USD Term Loan B–1st Lien, 8.421% (SOFR CME +3.500%), 4/4/2029	2,452,426
1,980,000		Scientific Games International, Inc., 2022 USD Term Loan–1st Lien, 8.248% (SOFR CME +3.000%), 4/14/2029	1,980,465
972,626		Stars Group Holdings B.V. , 2018 USD Incremental Term Loan–1st Lien, 7.753% (SOFR CME +2.250%), 7/21/2026	973,725
		TOTAL	20,684,651
		Health Care— 10.2%
1,999,985		AHP Health Partners, Inc., 2021 Term Loan B– 1st Lien, 8.693% (1-month USLIBOR +3.500%), 8/24/2028	1,996,985
434,162	[2]	Athenahealth Group, Inc., 2022 Delayed Draw Term Loan–1st Lien, 8.259% (SOFR CME +3.500%) (partially unfunded), 2/15/2029	418,966
2,535,393		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 8.589% (SOFR CME +3.500%), 2/15/2029	2,446,654
1,326,426		Avantor Funding, Inc., 2021 Term Loan B5–1st Lien, 7.452% (SOFR CME +2.250%), 11/8/2027	1,327,534
2,472,513		Bausch & Lomb, Inc., Term Loan–1st Lien, 8.592% (SOFR CME +3.250%), 5/10/2027	2,404,518
2,068,944		Carestream Dental Equipment, Inc., 2017 Term Loan–1st Lien, 8.981% (3-month USLIBOR +3.250%), 9/1/2024	1,794,809
2,064,013		Carestream Dental Equipment, Inc., 2021 Term Loan–1st Lien, 10.231% (3-month USLIBOR +4.500%), 9/1/2024	1,857,612
5,000,000		Carestream Dental Equipment, Inc., 2021 Term Loan–2nd Lien, 13.731% (3-month USLIBOR +8.000%), 9/1/2025	3,775,000
1,097,784		Carestream Health, Inc., 2022 Term Loan–1st Lien, 12.842% (SOFR CME +7.500%), 9/30/2027	803,578
2,402,013		Curium BidCo S.a r.l., 2020 USD Term Loan– 1st Lien, 9.788% (3-month USLIBOR +4.250%), 12/2/2027	2,388,502
389,515		Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan–1st Lien, 9.295%–9.492% (SOFR CME +4.250%) (partially unfunded), 3/30/2029	385,669
2,079,943		Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B–1st Lien, 9.295% (SOFR CME +4.250%), 3/30/2029	2,059,404
11,524,796		Exactech, Inc., 2018 Term Loan B–1st Lien, 8.952% (SOFR CME +3.750%), 2/14/2025	6,165,766
1,900,000	[2]	Fortrea Holdings, Inc., Term Loan B–1st Lien, TBD, 6/12/2030	1,902,850
1,807,423		Global Medical Response, Inc., 2017 Incremental Term Loan–1st Lien, 9.467% (SOFR CME +4.250%), 3/14/2025	1,025,712
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Health Care— continued
$ 1,850,000		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B–1st Lien, 7.414% (SOFR CME +2.000%), 11/15/2027	$ 1,823,407
893,653		IQVIA, Inc., 2017 USD Term Loan B2–1st Lien, 7.288% (1-month USLIBOR +1.750%), 1/17/2025	894,537
1,764,446		IQVIA, Inc., 2018 USD Term Loan B3–1st Lien, 7.288% (1-month USLIBOR +1.750%), 6/11/2025	1,766,105
1,975,000		MDVIP, Inc., 2021 Term Loan–1st Lien, 8.717% (SOFR CME +3.500%), 10/16/2028	1,957,107
1,000,000		MDVIP, Inc., 2021 Term Loan–2nd Lien, 11.717% (1-month USLIBOR +6.500%), 10/15/2029	948,750
1,463,869		Medline Borrower, LP, USD Term Loan B–1st Lien, 8.467% (SOFR CME +3.250%), 10/23/2028	1,448,770
2,000,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 11.352% (SOFR CME +6.250%), 2/23/2029	1,750,320
5,077,860		MH Sub I, LLC, 2023 Term Loan–1st Lien, 9.352% (SOFR CME +4.250%), 5/3/2028	4,878,554
2,191,423		MPH Acquisition Holdings, LLC, 2021 Term Loan B–1st Lien, 9.726% (3-month USLIBOR +4.250%), 9/1/2028	1,964,457
1,963,140		National Mentor Holdings, Inc., 2021 Term Loan–1st Lien, 8.952%–9.092% (SOFR CME +3.750%), 3/2/2028	1,493,832
2,000,000		National Mentor Holdings, Inc., 2021 Term Loan–2nd Lien, 12.592% (SOFR CME +7.250%), 3/2/2029	1,020,000
15,419		National Mentor Holdings, Inc., 2021 Term Loan C–1st Lien, 9.092% (SOFR CME +3.750%), 3/2/2028	11,733
1,932,187		Navicure, Inc., 2019 Term Loan B–1st Lien, 9.217% (SOFR CME +4.000%), 10/22/2026	1,929,772
847,854	[2]	Parexel International Corp., 2021 Term Loan–1st Lien, TBD, 11/15/2028	842,342
1,345,456		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B–1st Lien, 9.023% (3-month USLIBOR +3.750%), 11/16/2025	1,249,411
2,370,718		Team Health Holdings, Inc., 2022 Term Loan B–1st Lien, 10.352% (SOFR CME +5.250%), 3/2/2027	1,639,351
		TOTAL	56,372,007
		Industrial - Other— 3.4%
1,491,244		FCG Acquisitions, Inc., 2022 Incremental Term Loan–1st Lien, 10.492% (SOFR CME +4.750%), 3/31/2028	1,470,113
1,842,583		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.717% (SOFR CME +3.500%), 10/21/2028	1,838,308
2,238,852		Filtration Group Corp., 2023 USD Term Loan–1st Lien, 9.326% (SOFR CME +4.250%), 10/21/2028	2,241,371
2,071,715		Fluid-Flow Products, Inc., Term Loan–1st Lien, 9.253% (3-month USLIBOR +3.750%), 3/31/2028	2,044,265
1,500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 12.253% (SOFR CME +6.750%), 3/29/2029	1,418,752
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Industrial - Other— continued
$ 2,418,968		Madison IAQ, LLC, Term Loan–1st Lien, 8.302% (6-month USLIBOR +3.250%), 6/21/2028	$ 2,372,403
1,037,183		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 7.480%–7.600% (1-month USLIBOR +2.250%, 3-month USLIBOR +2.250%), 2/11/2028	1,035,238
1,995,000		Roper Industrial Products Investment Co., LLC, USD Term Loan–1st Lien, 9.742% (SOFR CME +4.500%), 11/22/2029	1,989,544
2,212,804		SPX Flow, Inc., 2022 Term Loan–1st Lien, 9.702% (SOFR CME +4.500%), 4/5/2029	2,189,758
1,862,102		Vertical US Newco, Inc., Term Loan B– 1st Lien, 8.602% (6-month USLIBOR +3.500%), 7/30/2027	1,850,007
		TOTAL	18,449,759
		Insurance - P&C— 5.9%
1,786,903		AmWINS Group, Inc., 2021 Term Loan B– 1st Lien, 7.442% (1-month USLIBOR +2.250%), 2/19/2028	1,773,510
995,000		AmWINS Group, Inc., 2023 Incremental Term Loan B–1st Lien, 7.834% (SOFR CME +2.750%), 2/19/2028	993,861
1,625,308		AssuredPartners, Inc., 2020 Term Loan B–1st Lien, 8.717% (SOFR CME +3.500%), 2/12/2027	1,614,979
1,878,704		AssuredPartners, Inc., 2021 Term Loan B–1st Lien, 8.717% (SOFR CME +3.500%), 2/12/2027	1,863,054
990,013		AssuredPartners, Inc., 2022 Term Loan B4–1st Lien, 9.352% (SOFR CME +4.250%), 2/12/2027	989,552
1,018,603		Asurion, LLC, 2020 Term Loan B8–1st Lien, 8.788% (3-month USLIBOR +3.250%), 12/23/2026	983,206
1,000,000		Asurion, LLC, 2021 Term Loan B4–2nd Lien, 10.505% (SOFR CME +5.250%), 1/20/2029	841,430
940,342		Asurion, LLC, 2021 Term Loan B9–1st Lien, 8.788% (3-month USLIBOR +3.250%), 7/31/2027	891,416
1,238,759		Asurion, LLC, 2022 Term Loan B10–1st Lien, 9.202% (SOFR CME +4.000%), 8/19/2028	1,175,657
1,023,369		Asurion, LLC, 2023 Term Loan B11–1st Lien, 9.452% (SOFR CME +4.250%), 8/19/2028	975,721
2,750,000		Broadstreet Partners, Inc., 2023 Term Loan B3–1st Lien, 9.160% (SOFR CME +4.000%), 1/27/2029	2,739,688
1,391,753		HUB International Ltd., 2022 Term Loan B–1st Lien, 9.072% (SOFR CME +4.000%), 11/10/2029	1,392,755
2,000,000		HUB International Ltd., 2023 Term Loan B–1st Lien, 9.341% (SOFR CME +4.250%), 6/20/2030	2,006,810
2,297,736		NFP Corp., 2020 Term Loan–1st Lien, 8.467% (SOFR CME +3.250%), 2/15/2027	2,255,883
1,396,816		Ryan Specialty Group, LLC, Term Loan–1st Lien, 8.202% (SOFR CME +3.000%), 9/1/2027	1,398,345
6,778,988		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 8.852% (SOFR CME +3.750%), 2/17/2028	6,748,820
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Insurance - P&C— continued
$ 919,037		USI, Inc., 2019 Incremental Term Loan B– 1st Lien, 8.788% (3-month USLIBOR +3.250%), 12/2/2026	$ 919,970
2,706,668		USI, Inc., 2022 Incremental Term Loan–1st Lien, 8.992% (SOFR CME +3.750%), 11/22/2029	2,706,425
		TOTAL	32,271,082
		Leisure— 0.7%
1,817,381		Alterra Mountain Co., 2023 Term Loan B–1st Lien, 8.952% (SOFR CME +3.750%), 5/31/2030	1,817,381
2,100,000		Formula One Holdings Ltd., Term Loan B–1st Lien, 8.102% (SOFR CME +3.000%), 1/15/2030	2,102,888
		TOTAL	3,920,269
		Lodging— 0.5%
1,840,750		Four Seasons Hotels Ltd., 2022 Term Loan B–1st Lien, 8.452% (SOFR CME +3.250%), 11/30/2029	1,847,883
1,000,000		Wyndham Hotels & Resorts, Inc., 2023 Term Loan B–1st Lien, 7.452% (SOFR CME +2.250%), 5/24/2030	1,001,695
		TOTAL	2,849,578
		Media Entertainment— 7.2%
2,500,000		AVSC Holding Corp., 2018 Term Loan– 2nd Lien, 12.432% (1-month USLIBOR +7.250%), 9/1/2025	2,257,500
1,830,252		AVSC Holding Corp., 2020 Term Loan B1– 1st Lien, 8.432% (1-month USLIBOR +3.250%), 3/3/2025	1,792,366
1,485,672		AVSC Holding Corp., 2020 Term Loan B2–1st Lien, 10.682% (9.682% Cash 1-month USLIBOR+ 4.500%, 1.000% PIK), 10/15/2026	1,474,901
1,795,098		Clear Channel Outdoor Holdings, Inc., Term Loan B–1st Lien, 8.807% (SOFR CME +3.500%), 8/21/2026	1,717,837
3,159,743		Comet Bidco Ltd., 2018 USD Term Loan B– 1st Lien, 10.193% (6-month USLIBOR +5.000%), 9/30/2024	2,993,304
2,149,162		Cumulus Media New Holdings, Inc., Term Loan B–1st Lien, 9.226% (3-month USLIBOR +3.750%), 3/31/2026	1,611,205
942,500		E.W. Scripps Co. , 2018 Term Loan B–1st Lien, 7.217% (SOFR CME +2.000%), 10/2/2024	940,634
3,105,490		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 10.202% (SOFR CME +5.000%), 5/22/2026	3,038,722
1,504,058		Entercom Media Corp., 2019 Term Loan– 1st Lien, 7.717% (1-month USLIBOR +2.500%), 11/18/2024	838,512
1,962,594		Gray Television, Inc., 2021 Term Loan D–1st Lien, 8.275% (SOFR CME +3.000%), 12/1/2028	1,921,350
1,712,611		iHeartCommunications, Inc., 2020 Incremental Term Loan–1st Lien, 8.447% (SOFR CME +3.230%), 5/1/2026	1,491,685
3,226,440		Magnite, Inc., Term Loan–1st Lien, 10.193%–10.581% (1-month USLIBOR +5.000%, 3-month USLIBOR +5.000%), 4/28/2028	3,220,793
1,865,173		NEP Group, Inc., Incremental Term Loan B–1st Lien, 9.217% (SOFR CME +4.000%), 10/20/2025	1,681,761
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Media Entertainment— continued
$ 1,990,399		NEP/NCP Holdco, Inc., 2018 Term Loan–1st Lien, 8.467% (SOFR CME +3.250%), 10/20/2025	$ 1,798,953
3,500,000		NEP/NCP Holdco, Inc., 2018 Term Loan–2nd Lien, 12.217% (SOFR CME +7.000%), 10/19/2026	2,565,220
1,528,190		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 7.717% (SOFR CME +2.500%), 9/18/2026	1,528,457
526,866		Outfront Media Capital, LLC, 2019 Term Loan B–1st Lien, 6.852% (SOFR CME +1.750%), 11/18/2026	520,006
3,321,070		Recorded Books, Inc., 2021 Term Loan–1st Lien, 9.084% (SOFR CME +4.000%), 8/29/2025	3,324,873
1,482,519		Sinclair Television Group, Inc., 2022 Term Loan B4–1st Lien, 8.952% (SOFR CME +3.750%), 4/21/2029	1,123,008
1,965,063		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 8.443% (1-month USLIBOR +3.250%), 1/31/2029	1,932,148
1,881,000		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 9.492% (SOFR CME +4.250%), 6/24/2029	1,880,210
		TOTAL	39,653,445
		Metals & Mining— 0.3%
1,463,826		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 9.199% (SOFR CME +4.000%), 10/12/2028	1,427,237
		Midstream— 0.4%
1,908,164		Buckeye Partners, LP, 2021 Term Loan B– 1st Lien, 7.452% (1-month USLIBOR +2.250%), 11/1/2026	1,897,631
		Oil Field Services— 0.3%
1,362,194		ChampionX Corp., 2022 Term Loan B1–1st Lien, 8.500% (SOFR CME +3.250%), 6/7/2029	1,365,027
		Packaging— 2.7%
166,667		Anchor Glass Container Corp., 2016 Term Loan–2nd Lien, 13.042% (3-month USLIBOR +7.750%), 12/7/2024	68,056
234,000		Anchor Glass Container Corp., 2020 Incremental Term Loan–1st Lien, 10.210% (3-month USLIBOR +5.000%), 12/7/2023	182,520
2,910,650		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 8.967% (SOFR CME +3.750%), 12/1/2027	2,891,556
1,375,194		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 9.377% (SOFR CME +4.175%), 4/13/2029	1,355,880
2,000,000		Mauser Packaging Solutions Holding Co., Term Loan B–1st Lien, 9.160% (SOFR CME +4.000%), 8/14/2026	1,996,800
3,177,012		RLG Holdings, LLC, 2021 Term Loan–1st Lien, 9.467% (SOFR CME +4.250%), 7/7/2028	3,030,075
4,000,000		RLG Holdings, LLC, 2021 Term Loan– 2nd Lien, 12.717% (1-month USLIBOR +7.500%), 7/6/2029	3,693,320
1,436,744		Trident TPI Holdings, Inc., 2021 Incremental Term Loan–1st Lien, 9.538% (3-month USLIBOR +4.000%), 9/15/2028	1,417,248
		TOTAL	14,635,455
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Pharmaceuticals— 1.4%
$ 1,900,000		Bausch Health Cos., Inc., 2022 Term Loan B–1st Lien, 10.426% (SOFR CME +5.250%), 2/1/2027	$ 1,440,770
2,577,089		ICON Luxembourg S.a.r.l., LUX Term Loan–1st Lien, 7.753% (SOFR CME +2.250%), 7/3/2028	2,580,310
1,622,479		Jazz Financing Lux S.a.r.l., USD Term Loan– 1st Lien, 8.693% (1-month USLIBOR +3.500%), 5/5/2028	1,622,041
1,506,056		Organon & Co., USD Term Loan–1st Lien, 8.250% (1-month USLIBOR +3.000%), 6/2/2028	1,507,705
642,083		PRA Health Sciences, Inc., US Term Loan–1st Lien, 7.753% (SOFR CME +2.250%), 7/3/2028	642,886
		TOTAL	7,793,712
		Restaurant— 0.8%
2,229,058		1011778 B.C. Unlimited Liability Co., Term Loan B4–1st Lien, 6.942% (1-month USLIBOR +1.750%), 11/19/2026	2,216,976
2,127,504		IRB Holding Corp., 2022 Term Loan B–1st Lien, 8.202% (SOFR CME +3.000%), 12/15/2027	2,115,537
		TOTAL	4,332,513
		Retailers— 1.5%
1,000,000		ABG Intermediate Holdings 2, LLC, 2021 Term Loan–2nd Lien, 11.202% (SOFR CME +6.000%), 12/20/2029	935,000
1,475,056		ABG Intermediate Holdings 2, LLC, 2021 Term Loan B1–1st Lien, 8.702% (SOFR CME +3.500%), 12/21/2028	1,471,000
308,642	[2]	ABG Intermediate Holdings 2, LLC, 2023 Delayed Draw Term Loan–1st Lien, TBD, 12/21/2028	308,372
941,358		ABG Intermediate Holdings 2, LLC, 2023 Term Loan B2–1st Lien, 9.202% (SOFR CME +4.000%), 12/21/2028	940,535
1,496,250		Hanesbrands, Inc., 2023 Term Loan B–1st Lien, 8.852% (SOFR CME +3.750%), 3/8/2030	1,503,731
2,334,388		Petco Health and Wellness Co., Inc., 2021 Term Loan B–1st Lien, 8.753% (SOFR CME +3.250%), 3/3/2028	2,321,117
997,500		Sally Holdings, LLC, 2023 Term Loan B–1st Lien, 7.602% (SOFR CME +2.500%), 2/28/2030	997,500
		TOTAL	8,477,255
		Services— 1.3%
2,369,063		Covetrus, Inc., Term Loan–1st Lien, 10.242% (SOFR CME +5.000%), 10/13/2029	2,212,112
2,172,780		Service Logic Acquisition, Inc, Term Loan– 1st Lien, 9.273% (3-month USLIBOR +4.000%), 10/29/2027	2,157,843
2,213,424		USIC Holdings, Inc., 2021 Term Loan–1st Lien, 8.693% (1-month USLIBOR +3.500%), 5/12/2028	2,104,601
1,000,000		USIC Holdings, Inc., 2021 Term Loan– 2nd Lien, 11.693% (1-month USLIBOR +6.500%), 5/14/2029	916,665
		TOTAL	7,391,221
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— 20.1%
$ 1,968,797		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 7.993%–8.262% (SOFR CME +3.100%), 2/1/2029	$ 1,942,967
1,500,000		Altar Bidco, Inc., 2021 Term Loan–2nd Lien, 10.493% (SOFR CME +5.600%), 2/1/2030	1,334,768
2,144,814		Applied Systems, Inc., 2022 Extended Term Loan–1st Lien, 9.742% (SOFR CME +4.500%), 9/18/2026	2,150,348
2,207,616		AppLovin Corp., 2021 Term Loan B–1st Lien, 8.202% (SOFR CME +3.100%), 10/25/2028	2,204,658
1,922,785		Atlas Purchaser, Inc., 2021 Term Loan– 1st Lien, 10.385% (3-month USLIBOR +5.250%), 5/8/2028	1,304,792
1,000,000		Atlas Purchaser, Inc., 2021 Term Loan–2nd Lien, 14.500% (SOFR CME +9.000%), 5/7/2029	510,000
1,222,845		Banff Merger Sub, Inc., 2021 USD Term Loan–1st Lien, 8.967% (SOFR CME +3.750%), 10/2/2025	1,214,554
1,000,000		Banff Merger Sub, Inc., 2021 USD Term Loan–2nd Lien, 10.717% (SOFR CME +5.500%), 2/27/2026	977,500
2,985,000		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 9.545% (SOFR CME +4.500%), 8/15/2029	2,888,361
4,000,000		Barracuda Networks, Inc., 2022 Term Loan–2nd Lien, 12.045% (SOFR CME +7.000%), 8/15/2030	3,562,000
1,970,000		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 7.327% (SOFR CME +2.250%), 9/21/2028	1,967,232
1,840,750		CDK Global, Inc., 2022 USD Term Loan B–1st Lien, 9.492% (SOFR CME +4.250%), 7/6/2029	1,837,750
1,995,000		Cloud Software Group, Inc., 2022 USD Term Loan–1st Lien, 9.739%–9.842% (SOFR CME +4.500%), 3/30/2029	1,870,731
2,206,957		Cloudera, Inc., 2021 Term Loan–1st Lien, 8.952% (SOFR CME +3.750%), 10/8/2028	2,159,375
1,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 11.084% (SOFR CME +6.000%), 10/8/2029	910,000
1,445,265		CoreLogic, Inc., Term Loan–1st Lien, 8.750% (1-month USLIBOR +3.500%), 6/2/2028	1,308,326
3,250,000		Cvent, Inc., 2023 Term Loan B–1st Lien, 9.004% (SOFR CME +3.750%), 6/17/2030	3,191,094
1,949,622		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 9.264% (SOFR CME +4.000%), 10/16/2026	1,935,916
1,000,000		DCert Buyer, Inc., 2021 Term Loan–2nd Lien, 12.264% (SOFR CME +7.000%), 2/19/2029	921,670
845,958		Diebold Nixdorf, Inc., 2023 DIP Term Loan B1–1st Lien, 12.674% (SOFR CME +7.500%), 10/2/2023	803,961
549,574		Diebold Nixdorf, Inc., 2023 DIP Term Loan B2–1st Lien, 12.674% (SOFR CME +7.500%), 10/2/2023	522,290
4,255,950		Digi International, Inc., Term Loan B– 1st Lien, 10.217% (1-month USLIBOR +5.000%), 11/1/2028	4,261,270
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 1,248,233		Dun & Bradstreet Corp., Term Loan–1st Lien, 8.434% (SOFR CME +3.250%), 2/6/2026	$ 1,250,886
2,005,963		Emrld Borrower, LP, Term Loan B–1st Lien, 8.264% (SOFR CME +3.000%), 5/31/2030	2,008,471
2,387,926		Epicor Software Corp., 2020 Term Loan–1st Lien, 8.467% (SOFR CME +3.250%), 7/30/2027	2,361,516
2,194,040		Gainwell Acquisition Corp., Term Loan B–1st Lien, 9.342% (SOFR CME +4.000%), 10/1/2027	2,163,872
918,168		Go Daddy Operating Co., LLC, 2021 Term Loan B4–1st Lien, 7.193% (1-month USLIBOR +2.000%), 8/10/2027	918,117
995,000		Go Daddy Operating Co., LLC, 2022 Term Loan B5–1st Lien, 8.102% (SOFR CME +3.000%), 11/9/2029	998,065
2,318,825		GoTo Group, Inc., Term Loan B–1st Lien, 9.943% (1-month USLIBOR +4.750%), 8/31/2027	1,462,147
1,791,809		Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4–1st Lien, 9.193% (SOFR CME +4.000%), 12/1/2027	1,789,408
1,553,653		Hyland Software, Inc., 2018 Term Loan– 1st Lien, 8.693% (1-month USLIBOR +3.500%), 7/1/2024	1,542,777
780,000		Hyland Software, Inc., 2021 Term Loan–2nd Lien, 11.467% (SOFR CME +6.250%), 7/7/2025	753,675
1,833,304		II-VI, Inc., 2022 Term Loan B–1st Lien, 7.967% (SOFR CME +2.750%), 7/2/2029	1,832,735
223,307		Marcel LUX IV S.a.r.l., 2020 USD Term Loan B–1st Lien, 9.164% (SOFR CME +4.000%), 12/31/2027	222,888
742,268		Marcel LUX IV S.a.r.l., USD Term Loan B1–1st Lien, 8.414% (SOFR CME +3.250%), 3/15/2026	741,340
1,000,000		Mitchell International, Inc., 2021 Term Loan– 2nd Lien, 11.693% (1-month USLIBOR +6.500%), 10/15/2029	887,500
1,723,590		Mitchell International, Inc., 2021 Term Loan B– 1st Lien, 8.943% (1-month USLIBOR +3.750%), 10/15/2028	1,688,584
4,785,223		MLN US HoldCo, LLC, 2018 Term Loan–1st Lien, 9.838% (SOFR CME +4.500%), 11/30/2025	1,148,453
2,222,312		NCR Corp., 2019 Term Loan–1st Lien, 7.780% (3-month USLIBOR +2.500%), 8/28/2026	2,219,534
1,500,000		NEXUS Buyer, LLC, 2021 Term Loan–2nd Lien, 11.452% (SOFR CME +6.250%), 11/5/2029	1,356,562
2,302,115		NEXUS Buyer, LLC, Term Loan B–1st Lien, 8.952% (SOFR CME +3.750%), 11/9/2026	2,228,528
1,641,750		Open Text Corp., 2022 Term Loan B–1st Lien, 8.702% (SOFR CME +3.500%), 1/31/2030	1,650,985
2,272,652		Optiv Security, Inc., 2023 Term Loan–1st Lien, 10.338% (SOFR CME +5.250%), 8/1/2026	2,170,860
1,206,484		Planview Parent, Inc., Term Loan–1st Lien, 9.503% (SOFR CME +4.000%), 12/17/2027	1,148,048
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 2,382,404		Project Alpha Intermediate Holding, Inc., 2021 Term Loan B–1st Lien, 9.200% (1-month USLIBOR +4.000%), 4/26/2024	$ 2,379,795
1,343,528		Project Boost Purchaser, LLC, 2019 Term Loan B–1st Lien, 8.717% (SOFR CME +3.500%), 6/1/2026	1,329,844
1,457,595		Project Boost Purchaser, LLC, 2021 Incremental Term Loan–1st Lien, 8.717% (1-month USLIBOR +3.500%), 5/30/2026	1,442,108
2,400,000	[2]	Quartz Acquireco, LLC, Term Loan B–1st Lien, TBD, 6/28/2030	2,403,000
1,500,000		Renaissance Holding Corp., 2018 Term Loan– 2nd Lien, 12.193% (1-month USLIBOR +7.000%), 5/29/2026	1,479,240
1,400,000		Renaissance Holding Corp., 2023 Refi Term Loan–1st Lien, 9.992% (SOFR CME +4.750%), 4/5/2030	1,385,454
1,818,468		Rocket Software, Inc., 2018 Term Loan– 1st Lien, 9.467% (1-month USLIBOR +4.250%), 11/28/2025	1,803,075
2,390,084		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 9.202% (SOFR CME +4.000%), 8/14/2026	2,386,523
1,085,087		Science Applications International Corp., 2020 Incremental Term Loan B–1st Lien, 7.077% (SOFR CME +1.875%), 3/12/2027	1,086,557
1,910,000		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 8.045% (SOFR CME +3.000%), 8/1/2025	1,911,910
1,462,697		Sophia, LP, 2021 Term Loan B–1st Lien, 9.038% (3-month USLIBOR +3.500%), 10/7/2027	1,449,291
1,480,025		Sophia, LP, 2022 Incremental Term Loan B–1st Lien, 9.352% (SOFR CME +4.250%), 10/7/2027	1,469,391
1,015,392		SS&C Technologies, Inc., 2022 Term Loan B6–1st Lien, 7.452% (SOFR CME +2.250%), 3/22/2029	1,013,702
1,031,670		SS&C Technologies, Inc., 2022 Term Loan B7–1st Lien, 7.452% (SOFR CME +2.250%), 3/22/2029	1,029,952
1,336,154		Tempo Acquisition, LLC, 2022 Term Loan B–1st Lien, 8.102% (SOFR CME +3.000%), 8/31/2028	1,338,185
195,291		Trans Union, LLC, 2021 Term Loan B6–1st Lien, 7.467% (SOFR CME +2.250%), 12/1/2028	195,057
2,632,932		Ultimate Software Group, Inc. (The), 2021 Term Loan–1st Lien, 8.271% (SOFR CME +3.250%), 5/4/2026	2,587,949
1,900,000		Ultimate Software Group, Inc. (The), 2021 Term Loan–2nd Lien, 10.271% (SOFR CME +5.250%), 5/3/2027	1,847,750
1,892,962		Ultimate Software Group, Inc. (The), Term Loan B–1st Lien, 8.895% (SOFR CME +3.750%), 5/4/2026	1,870,256
2,323,947		Veritas US, Inc., 2021 USD Term Loan B– 1st Lien, 10.217% (1-month USLIBOR +5.000%), 9/1/2025	1,905,997
2,174,324		VS Buyer, LLC, Term Loan B–1st Lien, 8.524% (SOFR CME +3.250%), 2/28/2027	2,153,265
2,426,279		Weld North Education, LLC, 2021 Term Loan B–1st Lien, 8.967% (SOFR CME +3.750%), 12/21/2027	2,389,581
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 1,496,250		World Wide Technology Holding Co., LLC, Term Loan–1st Lien, 8.524% (SOFR CME +3.250%), 3/1/2030	$ 1,499,055
		TOTAL	110,681,451
		Transportation Services— 0.3%
1,882,827		Genesee & Wyoming, Inc. (New), Term Loan–1st Lien, 7.342% (SOFR CME +2.000%), 12/30/2026	1,883,317
		Utility - Electric— 0.4%
1,506,759		Calpine Construction Finance Co., LP, 2017 Term Loan B–1st Lien, 7.193% (1-month USLIBOR +2.000%), 1/15/2025	1,507,384
910,715		Calpine Corp., 2020 Term Loan B5–1st Lien, 7.700% (1-month USLIBOR +2.500%), 12/16/2027	911,211
		TOTAL	2,418,595
		Wireless Communications— 0.4%
2,151,136		Iridium Satellite, LLC, 2021 Term Loan B2–1st Lien, 7.702% (SOFR CME +2.500%), 11/4/2026	2,154,589
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $486,693,157)	463,404,068
		ASSET-BACKED SECURITIES— 5.7%
		Automotive— 0.7%
500,000		BMW Vehicle Lease Trust 2023-1, Class A2, 5.270%, 2/25/2025	499,045
400,000		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	398,486
280,000		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	276,482
850,000		GM Financial Securitized Term 2023-1, Class A2A, 5.190%, 3/16/2026	847,052
194,320	[1]	Toyota Auto Receivables Owner 2022-D, Class A2B, 5.750% (SOFR +0.690%), 1/15/2026	194,614
900,000		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	896,372
500,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.440%, 7/21/2025	489,956
500,000		World Omni Auto Receivables Trust 2023-A, Class A2A, 5.180%, 7/15/2026	498,122
		TOTAL	4,100,129
		Finance Companies— 4.3%
1,600,000	[1]	Ballyrock, Ltd. 2020-14A, Class C, 8.850% (SOFR +3.600%), 1/20/2034	1,515,457
750,000	[1]	Dryden Senior Loan Fund 2021-87A, Class D, 8.329% (3-month USLIBOR +2.950%), 5/20/2034	688,342
500,000	[1]	Dryden Senior Loan Fund 2021-90A, Class D, 8.379% (3-month USLIBOR +3.000%), 2/20/2035	453,388
500,000	[1]	Elmwood CLO, 23 Ltd. 2023-2A, Class A, 6.856% (SOFR +1.800%), 4/16/2036	498,629
500,000	[1]	Elmwood CLO, 23 Ltd. 2023-2A, Class B, 7.306% (SOFR +2.250%), 4/16/2036	497,326
500,000	[1]	Elmwood CLO, XI Ltd. 2021-4A, Class D, 8.200% (SOFR +2.950%), 10/20/2034	479,618
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Finance Companies— continued
$ 750,000	[1]	GoldenTree Loan Management US 2020-7A, Class CR, 6.860% (SOFR +2.050%), 4/20/2034	$ 732,892
1,500,000	[1]	GoldenTree Loan Management US 2020-7A, Class DR, 8.400% (SOFR +3.150%), 4/20/2034	1,444,448
750,000	[1]	GoldenTree Loan Management US 2023-17A, Class A, 6.997% (SOFR +1.750%), 7/20/2036	750,118
500,000	[1]	GoldenTree Loan Management US 2023-17A, Class B, 7.697% (SOFR +2.450%), 7/20/2036	500,644
1,750,000	[1]	Magnetite CLO, Ltd. 2020-28A, Class ER, 11.400% (SOFR +6.150%), 1/20/2035	1,633,872
1,000,000	[1]	Neuberger Berman CLO, Ltd. 2020-39A, Class D, 8.850% (SOFR +3.600%), 1/20/2032	971,537
1,250,000	[1]	OCP CLO, Ltd. 2019-16A, Class DR, 8.361% (SOFR +3.150%), 4/10/2033	1,162,674
2,250,000	[1]	OCP CLO, Ltd. 2020-18A, Class DR, 8.450% (SOFR +3.200%), 7/20/2032	2,103,100
2,250,000	[1]	OCP CLO, Ltd. 2020-8RA, Class C, 9.010% (SOFR +3.750%), 1/17/2032	2,101,509
500,000	[1]	Palmer Square Loan Funding Ltd. 2022-2A, Class C, 8.086% (SOFR CME +3.100%), 10/15/2030	477,396
1,200,000	[1]	Palmer Square Loan Funding Ltd. 2022-5A, Class C, 8.570% (SOFR +3.910%), 1/15/2031	1,173,923
1,250,000	[1]	Pikes Peak CLO, 2021-7A, Class D, 8.795% (3-month USLIBOR +3.400%), 2/25/2034	1,171,196
1,000,000	[1]	Rockland Park CLO Ltd. 2021-1A, Class C, 6.710% (SOFR +1.900%), 4/20/2034	969,668
1,000,000	[1]	Stratus CLO, 2021-2A, Class E, 11.000% (SOFR +5.750%), 12/28/2029	937,963
1,000,000	[1]	Stratus CLO, 2022-1A, Class D, 8.890% (SOFR +4.250%), 7/20/2030	971,108
1,000,000	[1]	Stratus CLO, 2022-1A, Class E, 12.548% (SOFR CME +7.500%), 7/20/2030	977,151
1,000,000	[1]	Symphony CLO, Ltd. 2016 - 18A, Class DR, 8.522% (SOFR +3.250%), 7/23/2033	930,119
500,000	[1]	Symphony CLO, Ltd. 2021-29A, Class D, 8.410% (SOFR +3.150%), 1/15/2034	474,380
		TOTAL	23,616,458
		Other— 0.7%
517,140	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.120% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	517,348
675,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	668,555
750,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/15/2026	731,467
850,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	834,459
600,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	589,327
500,000		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	497,194
		TOTAL	3,838,350
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $32,761,140)	31,554,937
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— 4.5%
		Aerospace/Defense— 0.0%
$ 63,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	$ 64,058
		Airlines— 0.3%
1,000,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	991,590
400,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	401,358
		TOTAL	1,392,948
		Automotive— 0.1%
700,000		Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	698,290
		Banking— 0.1%
350,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	337,283
		Cable Satellite— 0.4%
1,000,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	906,811
1,000,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	977,041
300,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	275,709
		TOTAL	2,159,561
		Consumer Cyclical Services— 0.1%
500,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	496,846
		Consumer Products— 0.1%
700,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	651,762
		Diversified Manufacturing— 0.2%
1,075,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,087,293
		Finance Companies— 0.3%
800,000	[1]	American Express Co., Sr. Unsecd. Note, 5.506% (SOFR +0.760%), 2/13/2026	798,452
250,000	[1]	American Express Co., Sr. Unsecd. Note, 5.786% (SOFR +0.930%), 3/4/2025	251,669
850,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	844,115
		TOTAL	1,894,236
		Financial Institutions— 0.2%
1,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	955,682
		Gaming— 0.6%
1,000,000		Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	880,897
375,000		Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	376,928
900,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	866,305
1,000,000		Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	995,561
		TOTAL	3,119,691
		Health Care— 0.6%
3,500,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	3,021,270
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Health Care— continued
$ 500,000		MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	$ 426,752
		TOTAL	3,448,022
		Insurance - P&C— 0.3%
1,675,000		NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	1,623,252
		Media Entertainment— 0.2%
601,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	413,857
1,000,000		iHeartCommunications, Inc., 6.375%, 5/1/2026	840,159
		TOTAL	1,254,016
		Midstream— 0.1%
500,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	505,270
		Packaging— 0.1%
500,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	489,632
		REIT - Other— 0.1%
300,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	303,339
		Technology— 0.3%
1,000,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	1,002,190
1,000,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	886,191
		TOTAL	1,888,381
		Transportation Services— 0.4%
2,200,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	2,153,630
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,840,336)	24,523,192
		COMMON STOCKS— 0.2%
		Aerospace/Defense— 0.0%
46,202	[3]	Constellis Holdings LLC	14,461
		Health Care— 0.2%
180,104	[3]	Carestream Health, Inc.	1,125,650
		Technology— 0.0%
1,395,532	[3,4]	Diebold Nixdorf, Inc., Rights	62,799
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,853,541)	1,202,910
		EXCHANGE-TRADED FUNDS— 1.1%
200,000		Invesco Senior Loan ETF	4,208,000
50,000		SPDR Blackstone Senior Loan ETF	2,093,500
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $6,281,000)	6,301,500
Bank Loan Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANY— 1.4%
7,717,419	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.19%[5] (IDENTIFIED COST $7,716,294)	$ 7,715,875
	TOTAL INVESTMENT IN SECURITIES—97.0% (IDENTIFIED COST $563,145,468)[6]	534,702,482
	OTHER ASSETS AND LIABILITIES - NET—3.0%[7]	16,619,888
	TOTAL NET ASSETS—100%	$551,322,370
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2022	$4,959,566
Purchases at Cost	$434,698,432
Proceeds from Sales	$(431,950,877)
Change in Unrealized Appreciation/Depreciation	$(168)
Net Realized Gain/(Loss)	$8,922
Value as of 6/30/2023	$7,715,875
Shares Held as of 6/30/2023	7,717,419
Dividend Income	$389,582

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled commitments at June 30, 2023 where the rate will be determined at time of settlement.
3	Non-income-producing security.
4
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $560,513,412.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Bank Loan Core Fund
Semi-Annual Shareholder Report

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$463,404,068	$—	$463,404,068
Asset-Backed Securities	—	31,554,937	—	31,554,937
Corporate Bonds	—	24,523,192	—	24,523,192
Exchange-Traded Funds	6,301,500	—	—	6,301,500
Equity Securities:
Common Stocks
Domestic	—	1,140,111	62,799	1,202,910
Investment Company	7,715,875	—	—	7,715,875
TOTAL SECURITIES	$14,017,375	$520,622,308	$62,799	$534,702,482

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt
TBD	—To Be Determined
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.82	$9.69	$9.14	$9.83	$10.02
Income From Investment Operations:
Net investment income (loss)	0.72	0.46	0.43	0.49	0.59
Net realized and unrealized gain (loss)	(0.15)	(0.86)	0.52	(0.69)	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.57	(0.40)	0.95	(0.20)	0.39
Less Distributions:
Distributions from net investment income	(0.72)	(0.47)	(0.40)	(0.49)	(0.58)
Net Asset Value, End of Period	$8.67	$8.82	$9.69	$9.14	$9.83
Total Return[1]	6.68%	(4.39)%	10.50%	(2.15)%	4.02%
Ratios to Average Net Assets:
Net expenses[2]	0.06%	0.05%	0.05%	0.06%	0.06%
Net investment income	8.23%	4.83%	4.47%	5.22%	5.98%
Expense waiver/reimbursement[3]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$551,322	$1,354,326	$1,968,305	$1,148,240	$1,043,884
Portfolio turnover[4]	22%	44%	31%	43%	38%

1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
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Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2023

Assets:
Investment in securities, at value including $7,715,875 of investments in affiliated holdings* (identified cost $563,145,468, including $7,716,294 of identified cost in affiliated holdings)	$534,702,482
Cash	15,632
Cash denominated in foreign currencies (identified cost $49,364)	50,108
Income receivable	5,399,433
Income receivable from affiliated holdings	42,382
Receivable for investments sold	22,608,854
Total Assets	562,818,891
Liabilities:
Payable for investments purchased	7,155,530
Payable for shares redeemed	750,000
Income distribution payable	3,424,486
Accrued expenses (Note 5)	166,505
Total Liabilities	11,496,521
Net assets for 63,566,988 shares outstanding	$551,322,370
Net Assets Consist of:
Paid-in capital	$771,112,860
Total distributable earnings (loss)	(219,790,490)
Total Net Assets	$551,322,370
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$551,322,370 ÷ 63,566,988 shares outstanding, no par value, unlimited shares authorized	$8.67

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Semi-Annual Shareholder Report

Statement of Operations
Year Ended June 30, 2023

Investment Income:
Interest	$69,659,732
Dividends (including $389,582 received from affiliated holdings*)	607,532
TOTAL INCOME	70,267,264
Expenses:
Administrative fee (Note 5)	5,498
Custodian fees	35,293
Transfer agent fees	53,727
Directors’/Trustees’ fees (Note 5)	8,916
Auditing fees	36,087
Legal fees	10,768
Portfolio accounting fees	355,000
Printing and postage	18,945
Miscellaneous (Note 5)	22,708
TOTAL EXPENSES	546,942
Net investment income	69,720,322
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $8,922 on sales of investments in affiliated holdings*)	(88,400,797)
Net realized gain on foreign currency transactions	4,281
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(168) on investments in affiliated holdings*)	72,139,068
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	744
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(16,256,704)
Change in net assets resulting from operations	$53,463,618

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Semi-Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended June 30	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$69,720,322	$86,568,359
Net realized gain (loss)	(88,396,516)	(32,938,553)
Net change in unrealized appreciation/depreciation	72,139,812	(125,556,841)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,463,618	(71,927,035)
Distributions to Shareholders	(66,960,902)	(87,744,304)
Share Transactions:
Proceeds from sale of shares	13,980,000	640,173,450
Net asset value of shares issued to shareholders in payment of distributions declared	20,369,628	50,490,786
Cost of shares redeemed	(823,855,527)	(1,144,972,116)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(789,505,899)	(454,307,880)
Change in net assets	(803,003,183)	(613,979,219)
Net Assets:
Beginning of period	1,354,325,553	1,968,304,772
End of period	$551,322,370	$1,354,325,553
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2023
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if
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Semi-Annual Shareholder Report

information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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Semi-Annual Shareholder Report

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the
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Semi-Annual Shareholder Report

secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 6/30/2023	Year Ended 6/30/2022
Shares sold	1,573,768	66,442,219
Shares issued to shareholders in payment of distributions declared	2,323,978	5,315,759
Shares redeemed	(93,866,788)	(121,385,347)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(89,969,042)	(49,627,369)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from non-deductible partnership expenses.
Bank Loan Core Fund
Semi-Annual Shareholder Report

For the year ended June 30, 2023, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(96,537)	$96,537
Net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$66,960,902	$87,744,304
As of June 30, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$5,192,197
Net unrealized depreciation	$(25,810,930)
Capital loss carryforwards	$(195,748,015)
Other temporary differences	$(3,423,742)
TOTAL	$(219,790,490)
At June 30, 2023, the cost of investments for federal tax purposes was $560,513,412. The net unrealized depreciation of investments for federal tax purposes was $25,810,930. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $4,338,736 and unrealized depreciation from investments for those securities having an excess of cost over value of $30,149,666.
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
As of June 30, 2023, the Fund had a capital loss carryforward of $195,748,015 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$44,537,568	$151,210,447	$195,748,015
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Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2023, were as follows:
Purchases	$177,651,426
Sales	$934,640,320
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,
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Semi-Annual Shareholder Report

plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the year ended June 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the year ended June 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Bank Loan Core Fund
Semi-Annual Shareholder Report

11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
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Semi-Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF BANK LOAN CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Bank Loan Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of June 30, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust), at June 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting
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Semi-Annual Shareholder Report

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
August 22, 2023
Bank Loan Core Fund
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,047.00	$0.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.50	$0.30

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Bank Loan Core Fund
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Floating Rate Strategic Income Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
Semi-Annual Shareholder Report

other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Semi-Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Floating Rate Strategic Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C514
CUSIP 31420C670
CUSIP 31420C571
Q450752 (11/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
September 30, 2023

Share Class | Ticker	A | FUSGX	C | FUSCX	Institutional | FCBRX

Federated Hermes Fund for
U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2023 through September 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	85.7%
Non-Agency Mortgage-Backed Securities	9.1%
Asset-Backed Securities	2.9%
Collateralized Mortgage Obligations	1.2%
Derivative Contracts	(0.0)%
Cash Equivalents[2]	1.9%
Other Assets and Liabilities—Net[3]	(0.8)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities and derivatives in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
September 30, 2023 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— 85.7%
	Federal Home Loan Mortgage Corporation— 28.1%
$ 896,163	2.000%, 4/1/2036	$ 771,651
1,587,219	2.000%, 3/1/2051	1,217,230
3,418,117	2.000%, 8/1/2051	2,619,200
2,658,381	2.000%, 11/1/2051	2,042,021
6,431,526	2.000%, 1/1/2052	4,910,196
845,712	2.500%, 10/1/2051	676,696
3,278,064	2.500%, 11/1/2051	2,635,745
2,875,091	2.500%, 1/1/2052	2,304,994
3,122,222	2.500%, 1/1/2052	2,508,977
3,605,431	2.500%, 4/1/2052	2,891,644
597,511	3.500%, 6/1/2052	521,480
1,597,590	3.500%, 7/1/2052	1,387,313
810,294	4.000%, 4/1/2052	730,124
1,617,550	4.000%, 5/1/2052	1,443,659
477,327	4.000%, 11/1/2052	425,976
2,628	4.500%, 2/1/2024	2,612
9,921	4.500%, 6/1/2024	9,851
35,263	4.500%, 11/1/2039	33,855
189,151	5.000%, 1/1/2034	186,545
470,281	5.000%, 5/1/2034	463,803
44,402	5.000%, 2/1/2039	43,726
93,210	5.000%, 7/1/2039	91,814
1,241,592	5.500%, 5/1/2034	1,240,691
162,609	5.500%, 12/1/2035	162,880
94,488	5.500%, 5/1/2036	94,717
19,222	5.500%, 6/1/2036	19,282
309,881	5.500%, 6/1/2036	310,804
14,496	5.500%, 9/1/2037	14,552
653,545	5.500%, 5/1/2038	647,598
10,779	6.000%, 2/1/2032	10,865
707,335	6.000%, 4/1/2053	698,620
115,185	6.500%, 10/1/2037	119,468
11,122	6.500%, 4/1/2038	11,534
38,840	6.500%, 10/1/2038	40,407
4,225	6.500%, 10/1/2038	4,403
15,989	7.500%, 1/1/2027	16,186
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Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 1,948	7.500%, 12/1/2029	$ 2,012
37,857	7.500%, 5/1/2030	38,449
28,947	7.500%, 2/1/2031	30,083
	TOTAL	31,381,663
	Federal National Mortgage Association— 53.4%
1,378,452	2.000%, 4/1/2036	1,192,530
2,764,872	2.000%, 5/1/2036	2,374,674
1,530,566	2.000%, 7/1/2050	1,173,783
11,478,051	2.000%, 5/1/2051	8,763,002
5,627,638	2.000%, 2/1/2052	4,299,978
1,186,786	2.000%, 2/1/2052	906,060
2,973,658	2.000%, 2/1/2052	2,280,483
1,721,370	2.500%, 5/1/2037	1,524,891
7,583,824	2.500%, 10/1/2051	6,076,486
767,668	2.500%, 10/1/2051	614,729
1,963,687	2.500%, 1/1/2052	1,570,629
435,598	3.000%, 2/1/2047	370,412
4,332,505	3.000%, 2/1/2048	3,658,440
7,546,860	3.000%, 6/1/2052	6,297,226
845,030	3.500%, 8/1/2037	780,966
2,956,548	3.500%, 1/1/2048	2,587,960
1,745,220	3.500%, 11/1/2050	1,530,510
926,923	3.500%, 5/1/2052	802,892
2,155,424	3.500%, 6/1/2052	1,865,662
2,237,694	3.500%, 1/1/2053	1,936,872
92,024	4.000%, 3/1/2048	83,231
1,369,671	4.000%, 7/1/2052	1,222,427
1,461,185	4.000%, 5/1/2053	1,305,359
29,643	4.500%, 6/1/2041	28,375
1,331,595	4.500%, 8/1/2052	1,223,984
1,849,320	4.500%, 8/1/2052	1,699,176
845,140	4.500%, 2/1/2053	776,841
4,028	5.000%, 1/1/2024	4,010
504,504	5.000%, 7/1/2034	497,570
34,771	5.000%, 11/1/2035	34,245
37,175	5.000%, 10/1/2039	36,620
139,737	5.000%, 12/1/2039	137,647
30,746	5.000%, 1/1/2040	30,288
968,982	5.000%, 4/1/2053	914,640
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Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 277,186	5.500%, 9/1/2034	$ 277,232
5,936	6.000%, 10/1/2028	5,941
4,139	6.000%, 11/1/2028	4,145
64	6.000%, 12/1/2028	64
4,229	6.000%, 12/1/2028	4,231
3,068	6.000%, 12/1/2028	3,070
464	6.000%, 1/1/2029	462
4,005	6.000%, 1/1/2029	4,006
836	6.000%, 1/1/2029	835
163	6.000%, 1/1/2029	163
7,980	6.000%, 1/1/2029	7,984
332	6.000%, 3/1/2029	332
202	6.000%, 3/1/2029	202
16,802	6.000%, 5/1/2029	16,817
13,939	6.000%, 5/1/2029	13,948
209	6.000%, 11/1/2029	210
13,115	6.000%, 11/1/2029	13,123
241,728	6.000%, 11/1/2034	245,192
16,737	6.000%, 5/1/2036	17,026
13,288	6.000%, 6/1/2036	13,518
33,114	6.000%, 7/1/2036	33,742
53,604	6.000%, 9/1/2037	54,627
108,682	6.000%, 2/1/2038	110,773
45,414	6.000%, 4/1/2038	46,354
15,214	6.500%, 5/1/2031	15,491
22,650	6.500%, 4/1/2032	23,192
77,549	6.500%, 9/1/2036	80,233
1,606	6.500%, 8/1/2037	1,658
14,825	7.000%, 8/1/2028	15,142
13,473	7.000%, 10/1/2028	13,761
14,038	7.000%, 6/1/2029	14,338
148	7.000%, 11/1/2031	153
3,745	7.000%, 11/1/2031	3,870
27,302	7.000%, 12/1/2031	28,177
3,097	7.000%, 12/1/2031	3,193
571	7.000%, 1/1/2032	589
723	7.500%, 1/1/2030	748
	TOTAL	59,677,140
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Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— 2.3%
$ 803,635		3.000%, 9/20/2050	$ 678,879
81,712		5.000%, 11/20/2038	79,852
30,396		5.000%, 12/20/2038	29,704
61,148		5.000%, 5/20/2039	59,755
217,044		5.000%, 8/20/2039	212,099
95,854		5.000%, 9/20/2039	93,671
1,000,000		5.000%, 9/20/2053	947,966
104,004		5.500%, 12/20/2038	103,862
83,363		6.000%, 9/20/2038	84,885
101		7.500%, 12/15/2023	100
4,386		7.500%, 1/15/2026	4,416
3,704		7.500%, 2/15/2026	3,731
84,103		7.500%, 2/15/2028	85,529
440		7.500%, 7/15/2029	452
460		7.500%, 7/15/2029	472
329		7.500%, 9/15/2029	336
1,781		7.500%, 9/15/2029	1,819
821		7.500%, 10/15/2029	833
7,074		7.500%, 10/15/2029	7,249
2,597		7.500%, 10/15/2029	2,658
3,928		7.500%, 10/15/2029	4,035
39,685		7.500%, 6/15/2030	40,916
10,971		7.500%, 6/15/2030	11,086
30,070		7.500%, 7/15/2030	31,002
55,251		8.250%, 10/15/2030	57,676
		TOTAL	2,542,983
		Uniform Mortgage-Backed Securities, TBA— 1.9%
2,200,000	[1]	6.000%, 10/20/2053	2,180,054
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $100,831,954)	95,781,840
		COLLATERALIZED MORTGAGE OBLIGATIONS— 10.3%
		Government National Mortgage Association— 1.2%
758,314	[2]	REMIC, Series 2013-158, Class AB, 3.012% (1-month USLIBOR +0.000%), 8/16/2053	704,286
676,392		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	620,459
		TOTAL	1,324,745
		Non-Agency Mortgage-Backed Securities— 9.1%
102,800		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	9,838
146,429		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	126,683
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Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Non-Agency Mortgage-Backed Securities— continued
$ 1,665,912		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	$ 1,263,425
1,063,336		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	876,920
2,163,023		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,707,352
2,067,787		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,565,622
2,030,469		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	1,537,367
954,050		JP Morgan Mortgage Trust 2023-4, Class 1A2, 6.000%, 11/25/2053	927,888
870,056		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	846,198
25,042	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	474
1,726,626		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	1,309,470
		TOTAL	10,171,237
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,743,979)	11,495,982
		ASSET-BACKED SECURITIES— 2.9%
		Single Family Rental Securities— 1.3%
1,021,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	846,765
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	647,184
		TOTAL	1,493,949
		Student Loans— 1.6%
710,118		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	625,624
444,288		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	404,046
772,196	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.546% (CME Term SOFR 1 Month +1.214%), 7/15/2053	764,280
		TOTAL	1,793,950
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,635,163)	3,287,899
		INVESTMENT COMPANY— 1.9%
2,103,104		Federated Hermes Government Obligations Fund, Premier Shares, 5.25%[4] (IDENTIFIED COST $2,103,104)	2,103,104
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $120,314,200)[5]	112,668,825
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(839,072)
		TOTAL NET ASSETS—100%	$111,829,753
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At September 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	15	$1,580,391	December 2023	$(12,221)
United States Treasury Notes 10-Year Long Futures	11	$1,188,687	December 2023	$(22,154)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(34,375)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2023	$9,566,287
Purchases at Cost	$17,055,297
Proceeds from Sales	$(24,518,480)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2023	$2,103,104
Shares Held as of 9/30/2023	2,103,104
Dividend Income	$62,109

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Shareholder Report
7

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$95,781,840	$—	$95,781,840
Collateralized Mortgage Obligations	—	11,495,982	—	11,495,982
Asset-Backed Securities	—	3,287,899	—	3,287,899
Investment Company	2,103,104	—	—	2,103,104
TOTAL SECURITIES	$2,103,104	$110,565,721	$—	$112,668,825
Other Financial Instruments:[1]
Liabilities	$(34,375)	$—	$—	$(34,375)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(34,375)	$—	$—	$(34,375)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2023	Year Ended March 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$6.31	$6.84	$7.39	$7.51	$7.27	$7.21
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.15	0.09	0.11	0.18	0.18
Net realized and unrealized gain (loss)	(0.41)	(0.52)	(0.52)	(0.09)	0.24	0.07
Total From Investment Operations	(0.31)	(0.37)	(0.43)	0.02	0.42	0.25
Less Distributions:
Distributions from net investment income	(0.10)	(0.16)	(0.12)	(0.14)	(0.18)	(0.19)
Net Asset Value, End of Period	$5.90	$6.31	$6.84	$7.39	$7.51	$7.27
Total Return[2]	(5.03)%	(5.43)%	(5.84)%	0.19%	5.86%	3.48%
Ratios to Average Net Assets:
Net expenses[3]	0.96%[4]	0.96%	0.95%	0.95%	0.97%	0.96%
Net investment income	3.08%[4]	2.35%	1.27%	1.46%	2.41%	2.59%
Expense waiver/reimbursement[5]	0.22%[4]	0.15%	0.00%[6]	0.01%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,206	$119,047	$175,800	$219,671	$206,154	$216,404
Portfolio turnover[7]	44%	54%[8]	274%	277%[9]	82%	60%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	40%	52%	55%	47%	74%	60%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
9	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2023	Year Ended March 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$6.31	$6.85	$7.39	$7.51	$7.27	$7.21
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.10	0.04	0.06	0.12	0.13
Net realized and unrealized gain (loss)	(0.41)	(0.53)	(0.51)	(0.10)	0.25	0.06
Total From Investment Operations	(0.34)	(0.43)	(0.47)	(0.04)	0.37	0.19
Less Distributions:
Distributions from net investment income	(0.07)	(0.11)	(0.07)	(0.08)	(0.13)	(0.13)
Net Asset Value, End of Period	$5.90	$6.31	$6.85	$7.39	$7.51	$7.27
Total Return[2]	(5.39)%	(6.28)%	(6.42)%	(0.57)%	5.06%	2.69%
Ratios to Average Net Assets:
Net expenses[3]	1.71%[4]	1.71%	1.70%	1.71%	1.72%	1.71%
Net investment income	2.32%[4]	1.63%	0.52%	0.73%	1.66%	1.81%
Expense waiver/reimbursement[5]	0.22%[4]	0.16%	0.00%[6]	0.01%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,277	$5,862	$5,889	$6,033	$9,464	$8,999
Portfolio turnover[7]	44%	54%[8]	274%	277%[9]	82%	60%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	40%	52%	55%	47%	74%	60%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
9	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2023	Year Ended March 31,		Period Ended 3/31/2021[1]
		2023	2022
Net Asset Value, Beginning of Period	$6.30	$6.83	$7.38	$7.58
Income From Investment Operations:
Net investment income[2]	0.10	0.17	0.11	0.10
Net realized and unrealized gain (loss)	(0.41)	(0.53)	(0.51)	(0.16)
Total From Investment Operations	(0.31)	(0.36)	(0.40)	(0.06)
Less Distributions:
Distributions from net investment income	(0.10)	(0.17)	(0.15)	(0.14)
Net Asset Value, End of Period	$5.89	$6.30	$6.83	$7.38
Total Return[3]	(4.92)%	(5.20)%	(5.56)%	(0.87)%
Ratios to Average Net Assets:
Net expenses[4]	0.71%[5]	0.71%	0.71%	0.70%[5]
Net investment income	3.32%[5]	2.63%	1.54%	1.54%[5]
Expense waiver/reimbursement[6]	0.22%[5]	0.16%	0.00%[7]	0.01%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,347	$1,444	$1,637	$535
Portfolio turnover[8]	44%	54%[9]	274%	277%[10]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[8]	40%	52%	55%	47%

1	Reflects operations for the period from May 28, 2020 (commencement of operations) to March 31, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
September 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $2,103,104 of investments in affiliated holdings* (identified cost $120,314,200, including $2,103,104 of identified cost in affiliated holdings)	$112,668,825
Due from broker (Note 2)	41,875
Income receivable	306,304
Income receivable from affiliated holdings	9,037
Receivable for investments sold	1,245,696
Receivable for shares sold	12,834
Receivable for variation margin on futures contracts	4,563
Total Assets	114,289,134
Liabilities:
Payable for investments purchased	2,205,489
Payable for shares redeemed	61,719
Bank overdraft	31,492
Income distribution payable	35,278
Payable for investment adviser fee (Note 5)	400
Payable for administrative fee (Note 5)	477
Payable for distribution services fee (Note 5)	2,673
Payable for other service fees (Notes 2 and 5)	38,282
Accrued expenses (Note 5)	83,571
Total Liabilities	2,459,381
Net assets for 18,953,018 shares outstanding	$111,829,753
Net Assets Consist of:
Paid-in capital	$150,837,930
Total distributable earnings (loss)	(39,008,177)
Total Net Assets	$111,829,753
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($106,206,339 ÷ 18,000,005 shares outstanding), no par value, unlimited shares authorized	$5.90
Offering price per share (100/95.50 of $5.90)	$6.18
Redemption proceeds per share	$5.90
Class C Shares:
Net asset value per share ($4,276,892 ÷ 724,388 shares outstanding), no par value, unlimited shares authorized	$5.90
Offering price per share	$5.90
Redemption proceeds per share (99.00/100 of $5.90)	$5.84
Institutional Shares:
Net asset value per share ($1,346,522 ÷ 228,625 shares outstanding), no par value, unlimited shares authorized	$5.89
Offering price per share	$5.89
Redemption proceeds per share	$5.89

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended September 30, 2023 (unaudited)

Investment Income:
Interest	$2,385,346
Dividends received from affiliated holdings*	62,109
TOTAL INCOME	2,447,455
Expenses:
Investment adviser fee (Note 5)	262,484
Administrative fee (Note 5)	48,228
Custodian fees	10,150
Transfer agent fees	112,230
Directors’/Trustees’ fees (Note 5)	820
Auditing fees	16,082
Legal fees	5,684
Portfolio accounting fees	62,753
Distribution services fee (Note 5)	18,491
Other service fees (Notes 2 and 5)	149,015
Share registration costs	22,250
Printing and postage	13,324
Miscellaneous (Note 5)	11,530
TOTAL EXPENSES	733,041
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(132,649)
Net expenses	600,392
Net investment income	1,847,063
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(4,899,328)
Net realized loss on futures contracts	(74,731)
Net change in unrealized depreciation of investments	(2,884,313)
Net change in unrealized appreciation of futures contracts	(34,375)
Net realized and unrealized gain (loss) on investments and futures contracts	(7,892,747)
Change in net assets resulting from operations	$(6,045,684)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2023	Year Ended 3/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,847,063	$3,355,342
Net realized gain (loss)	(4,974,059)	(10,978,224)
Net change in unrealized appreciation/depreciation	(2,918,688)	(2,489,910)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,045,684)	(10,112,792)
Distributions to Shareholders:
Class A Shares	(1,769,210)	(3,278,815)
Class B Shares[1]	—	(1,214)
Class C Shares	(56,342)	(114,915)
Institutional Shares	(24,555)	(38,435)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,850,107)	(3,433,379)
Share Transactions:
Proceeds from sale of shares	1,849,607	18,890,919
Net asset value of shares issued to shareholders in payment of distributions declared	1,641,124	3,061,685
Cost of shares redeemed	(10,119,005)	(65,580,419)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,628,274)	(43,627,815)
Change in net assets	(14,524,065)	(57,173,986)
Net Assets:
Beginning of period	126,353,818	183,527,804
End of period	$111,829,753	$126,353,818

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of
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such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the
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custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursement of $132,649 is disclosed in various locations in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended September 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$142,894
Class C Shares	6,121
TOTAL	$149,015
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,589,206 and $521,116, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(34,375)
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(74,731)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(34,375)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2023		Year Ended 3/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	212,741	$1,325,886	1,851,280	$11,843,097
Shares issued to shareholders in payment of distributions declared	253,414	1,561,176	454,639	2,908,642
Conversion of Class B Shares to Class A Shares[1]	—	—	6,945	44,458
Shares redeemed	(1,333,352)	(8,233,199)	(9,133,522)	(58,820,583)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(867,197)	$(5,346,137)	(6,820,658)	$(44,024,386)
	Six Months Ended 9/30/2023		Year Ended 3/31/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	6,945	$44,458
Shares issued to shareholders in payment of distributions declared	—	—	188	1,214
Conversion of Class B Shares to Class A Shares[1]	—	—	(6,945)	(44,458)
Shares redeemed	—	—	(29,689)	(191,444)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(29,501)	$(190,230)
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	Six Months Ended 9/30/2023		Year Ended 3/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	38,830	$239,919	1,005,743	$6,591,478
Shares issued to shareholders in payment of distributions declared	9,040	55,733	17,826	113,835
Shares redeemed	(252,094)	(1,577,332)	(955,019)	(6,048,533)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(204,224)	$(1,281,680)	68,550	$656,780
	Six Months Ended 9/30/2023		Year Ended 3/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	45,417	$283,802	64,639	$411,886
Shares issued to shareholders in payment of distributions declared	3,939	24,215	5,962	37,994
Shares redeemed	(50,010)	(308,474)	(80,926)	(519,859)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(654)	$(457)	(10,325)	$(69,979)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,072,075)	$(6,628,274)	(6,791,934)	$(43,627,815)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At September 30, 2023, the cost of investments for federal tax purposes was $120,314,200. The net unrealized depreciation of investments for federal tax purposes was $7,645,375. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $146,414 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,791,789.
As of March 31, 2023, the Fund had a capital loss carryforward of $26,398,498 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$18,800,523	$7,597,975	$26,398,498
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below plus 4.50% of the Fund’s gross income. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2023, the Adviser voluntarily waived $131,734 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2023, the Adviser reimbursed $915.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2023, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$18,491
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2023, FSC retained $1,776 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2023, FSC retained $1,474 in sales charges from the sale of Class A Shares. For the six months ended September 30, 2023, FSC also retained $785 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended September 30, 2023, FSSC received $59,353 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.96%, 1.71% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2023, were as follows:
Purchases	$1,889,547
Sales	$1,219,568
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2023, the Fund had no outstanding loans. During the six months ended September 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2023, there were no outstanding loans. During the six months ended September 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with
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third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$949.70	$4.68
Class C Shares	$1,000	$946.10	$8.32
Institutional Shares	$1,000	$950.80	$3.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.20	$4.85
Class C Shares	$1,000	$1,016.45	$8.62
Institutional Shares	$1,000	$1,021.45	$3.59

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.96%
Class C Shares	1.71%
Institutional Shares	0.71%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Fund for U.S. Government Securities (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
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other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Fund for U.S. Government Securities (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
41

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
42

Federated Hermes Fund for
U.S. Government Securities
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C886
CUSIP 31420C522
8110105 (11/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2023